LETTER TO THE SHAREHOLDERS OF THE J.P. MORGAN INSTITUTIONAL TAX EXEMPT BOND FUND

September 1, 2000

Dear Shareholder:

The J.P. Morgan Institutional Tax Exempt Bond Fund returned 3.90% for the 12 months ended July 31, 2000. The fund outperformed its competition, as measured by the Lipper Intermediate Municipal Debt Funds Average, which advanced 3.16% over the same period. At the same time, the fund trailed its benchmark, the Lehman Brothers 1-16 year Municipal Bond Index, which gained 4.72%. The fund's 30-day SEC yield has increased to 4.57% as of July 31, which is a tax equivalent yield of 7.57% at a 39.6% federal income tax rate.

The fund's net asset value as of July 31, 2000 was $9.98, down from $10.07 on July 31, 1999. Dividends of approximately $0.47 per share were paid over the 12-month period, of which more than $0.46 was tax-exempt income and less than $0.01 was long-term capital gains. The net assets of the fund stood at approximately $447.9 million on July 31, 2000, while the net assets of the portfolio, in which the fund invests, were approximately $783.9 million.

The report that follows includes an interview with Kingsley Wood, Jr., who with Benjamin S. Thompson and Robert Meiselas, manages the portfolio. This interview is designed to reflect what happened during the months past, as well as provide an outlook for the future.

As chairman and president of Asset Management Services, we thank you for investing with J.P. Morgan. Should you have any comments or questions, please telephone your Morgan representative or J.P. Morgan Funds Services at 800-766-7722.

Sincerely yours,

/s/ Ramon de Oliveira                    /s/ Keith M. Schappert

Ramon de Oliveira                         Keith M. Schappert
Chairman of Asset Management Services     President of Asset Management Services
J.P. Morgan & Co. Incorporated            J.P. Morgan & Co. Incorporated


--------------------------------------------------------------------------------
TABLE OF CONTENTS
LETTER TO THE SHAREHOLDERS...........1    GLOSSARY OF TERMS ...................6
FUND PERFORMANCE.....................2    FUND FACTS AND HIGHLIGHTS............7
PORTFOLIO MANAGER Q&A................3    FINANCIAL STATEMENTS................10
--------------------------------------------------------------------------------

FUND PERFORMANCE

EXAMINING PERFORMANCE
There are several ways to evaluate a mutual fund's historical performance. One way is to look at the growth of a hypothetical investment. The chart at right shows that $5,000,000 invested on July 31, 1990, would have grown to $9,040,012 on July 31, 2000.

Another way is to review a fund's average annual total return. This calculation takes the fund's actual return and shows what would have happened if the fund had achieved that return by performing at a constant rate each year. Average annual total returns represent the average yearly change of a fund's value over various time periods, typically one, five, or ten years (or since inception). Total returns for periods of less than one year are not annualized and provide a picture of how a fund has performed over the short term.


GROWTH OF $5,000,000 OVER 10 YEARS*
JULY 31, 1990 -- JULY 31, 2000

[GRAPH]

              JP Morgan                       Lipper Intermediate      Lehman Quality Intermed.             Lehman 1-16yr
     Institutional Tax Exempt Bond                Muni Debt                      Muni Bond                 Muni Bond Index

            Net        Monthly   Plot        Monthly     Plot                  Monthly       Plot               Monthly    Plot
            Index      Returns   Points      Returns     Points       Index    Returns       Points    Index    Returns    Points
  7/31/90   1,635,125            5,000,000   170,745.78   5,000,000   174.76   176,614.40    5,000,000 181,070  182,621.89 186,555
  8/31/90   1,615,335    (0.01)  4,939,484        (0.01)  4,956,500   173.26        (0.01)   4,956,850
  9/30/90   1,619,508     0.00   4,952,245         0.00   4,972,361   173.63         0.00    4,967,606
 10/31/90   1,650,842     0.02   5,048,060         0.01   5,034,018   176.88         0.02    5,060,550
 11/30/90   1,677,776     0.02   5,130,423         0.02   5,114,059   179.91         0.02    5,147,288
 12/31/90   1,681,934     0.00   5,143,137         0.00   5,135,027   180.48         0.00    5,163,656
  1/31/91   1,707,530     0.02   5,221,406         0.01   5,192,539   183.20         0.02    5,241,421
  2/28/91   1,719,427     0.01   5,257,784         0.01   5,236,156   184.89         0.01    5,289,799
  3/31/91   1,717,304    (0.00)  5,251,295         0.00   5,241,916   184.54        (0.00)   5,279,802
  4/30/91   1,738,545     0.01   5,316,245         0.01   5,299,577   187.00         0.01    5,350,182
  5/31/91   1,750,412     0.01   5,352,533         0.01   5,338,264   188.20         0.01    5,384,369
  6/30/91   1,748,093    (0.00)  5,345,441        (0.00)  5,330,257   187.95        (0.00)   5,377,154
  7/31/91   1,766,219     0.01   5,400,868         0.01   5,387,823   189.84         0.01    5,431,410
  8/31/91   1,787,702     0.01   5,466,561         0.01   5,442,779   192.43         0.01    5,505,548
  9/30/91   1,810,780     0.01   5,537,131         0.01   5,502,650   195.13         0.01    5,582,736
 10/31/91   1,822,571     0.01   5,573,187         0.01   5,546,121   196.71         0.01    5,627,845
 11/30/91   1,826,296     0.00   5,584,577         0.00   5,562,204   197.25         0.00    5,643,321
 12/31/91   1,865,626     0.02   5,704,842         0.02   5,667,330   201.53         0.02    5,765,894
  1/31/92   1,867,537     0.00   5,710,686         0.00   5,682,632   201.98         0.00    5,778,579
  2/29/92   1,863,086    (0.00)  5,697,076         0.00   5,691,724   201.86        (0.00)   5,775,112
  3/31/92   1,858,467    (0.00)  5,682,951        (0.00)  5,683,756   201.31        (0.00)   5,759,519
  4/30/92   1,871,961     0.01   5,724,215         0.01   5,729,794   203.14         0.01    5,811,931
  5/31/92   1,893,804     0.01   5,791,007         0.01   5,792,249   205.36         0.01    5,875,281
  6/30/92   1,924,047     0.02   5,883,487         0.01   5,874,499   208.79         0.02    5,973,398
  7/31/92   1,979,084     0.03   6,051,784         0.03   6,041,335   215.03         0.03    6,152,003
  8/31/92   1,956,950    (0.01)  5,984,099        (0.01)  5,979,713   212.75        (0.01)   6,086,791
  9/30/92   1,973,658     0.01   6,035,190         0.01   6,016,189   214.52         0.01    6,137,312
 10/31/92   1,954,501    (0.01)  5,976,610        (0.01)  5,965,653   212.82        (0.01)   6,088,827
 11/30/92   1,984,758     0.02   6,069,132         0.02   6,073,035   216.08         0.02    6,181,986
 12/31/92   2,004,999     0.01   6,131,028         0.01   6,139,838   218.15         0.01    6,241,333
  1/31/93   2,032,136     0.01   6,214,008         0.01   6,211,060   221.38         0.01    6,333,705
  2/28/93   2,092,243     0.03   6,397,808         0.03   6,401,740   228.31         0.03    6,531,950
  3/31/93   2,063,254    (0.01)  6,309,162        (0.01)  6,333,241   225.20        (0.01)   6,443,115
  4/30/93   2,078,221     0.01   6,354,931         0.01   6,386,441   226.87         0.01    6,490,794
  5/31/93   2,084,291     0.00   6,373,493         0.00   6,411,986   227.55         0.00    6,510,267
  6/30/93   2,116,919     0.02   6,473,263         0.01   6,504,960   231.69         0.02    6,628,754
  7/31/93   2,110,499    (0.00)  6,453,633         0.00   6,507,562   231.97         0.00    6,636,708  100.14       (1.00)    103
  8/31/93   2,150,192     0.02   6,575,009         0.02   6,626,000   235.84         0.02    6,747,541  101.93        0.02     104
  9/30/93   2,177,622     0.01   6,658,885         0.01   6,701,536   238.44         0.01    6,821,764  102.98        0.01     105
 10/31/93   2,178,079     0.00   6,660,285         0.00   6,715,609   238.92         0.00    6,835,408  103.19        0.00     106
 11/30/93   2,163,917    (0.01)  6,616,979        (0.01)  6,672,630   237.31        (0.01)   6,789,610  102.47       (0.01)    105
 12/31/93   2,197,065     0.02   6,718,339         0.02   6,785,397   241.52         0.02    6,909,786  104.36        0.02     107
  1/31/94   2,220,423     0.01   6,789,767         0.01   6,855,965   244.05         0.01    6,982,339  105.50        0.01     108
  2/28/94   2,172,150    (0.02)  6,642,154        (0.02)  6,709,933   238.85        (0.02)   6,833,615  103.15       (0.02)    106
  3/31/94   2,130,072    (0.02)  6,513,484        (0.03)  6,522,055   232.26        (0.03)   6,645,008   99.98       (0.03)    102
  4/30/94   2,136,155     0.00   6,532,086         0.00   6,554,013   234.17         0.01    6,699,497  100.86        0.01     103
  5/31/94   2,151,154     0.01   6,577,951         0.01   6,603,168   235.52         0.01    6,738,354  101.55        0.01     104
  6/30/94   2,146,403    (0.00)  6,563,423        (0.00)  6,586,000   234.98        (0.00)   6,722,856  101.24       (0.00)    104
  7/31/94   2,172,512     0.01   6,643,260         0.01   6,670,959   238.20         0.01    6,814,959  102.72        0.01     105
  8/31/94   2,178,951     0.00   6,662,949         0.00   6,696,976   239.25         0.00    6,844,944  103.14        0.00     106
  9/30/94   2,158,995    (0.01)  6,601,927        (0.01)  6,627,997   237.10        (0.01)   6,783,340  102.06       (0.01)    104
 10/31/94   2,136,654    (0.01)  6,533,610        (0.01)  6,550,450   234.84        (0.01)   6,718,898  100.90       (0.01)    103
 11/30/94   2,107,417    (0.01)  6,444,208        (0.02)  6,450,883   231.77        (0.01)   6,630,881   99.49       (0.01)    102
 12/31/94   2,141,528     0.02   6,548,515         0.02   6,552,162   234.90         0.01    6,720,398  101.01        0.02     103
  1/31/95   2,180,376     0.02   6,667,309         0.02   6,685,826   239.34         0.02    6,847,413  103.11        0.02     106
  2/28/95   2,231,038     0.02   6,822,225         0.02   6,830,240   244.48         0.02    6,994,632  105.53        0.02     108
  3/31/95   2,252,021     0.01   6,886,388         0.01   6,891,712   247.24         0.01    7,073,672  106.72        0.01     109
  4/30/95   2,259,364     0.00   6,908,842         0.00   6,903,428   247.86         0.00    7,091,356  106.94        0.00     109
  5/31/95   2,317,438     0.03   7,086,425         0.02   7,069,800   254.11         0.03    7,270,058  109.81        0.03     112


              JP Morgan                       Lipper Intermediate         Lehman Quality Intermed.            Lehman 1-16yr
     Institutional Tax Exempt Bond                 Muni Debt                       Muni Bond                 Muni Bond Index

            Net        Monthly   Plot           Monthly      Plot                  Monthly    Plot                Monthly   Plot
            Index      Returns   Points         Returns      Points     Index      Returns    Points     Index    Returns   Points
 6/30/95    2,308,474    (0.00)  7,059,013        (0.00)  7,037,986    253.75        (0.00)   7,259,880   109.41   (0.00)    112
 7/31/95    2,334,285     0.01   7,137,940         0.01   7,104,143    257.03         0.01    7,353,533   110.75    0.01     113
 8/31/95    2,353,280     0.01   7,196,027         0.01   7,175,895    259.80         0.01    7,432,951   112.07    0.01     115
 9/30/95    2,360,532     0.00   7,218,201         0.00   7,211,057    260.92         0.00    7,464,912   112.66    0.01     115
10/31/95    2,381,830     0.01   7,283,327         0.01   7,283,889    263.06         0.01    7,526,125   113.72    0.01     116
11/30/95    2,410,329     0.01   7,370,475         0.01   7,366,197    265.87         0.01    7,606,654   115.07    0.01     118
12/31/95    2,430,684     0.01   7,432,716         0.01   7,417,760    267.31         0.01    7,647,730   115.80    0.01     119
 1/31/96    2,454,508     0.01   7,505,567         0.01   7,477,102    269.93         0.01    7,722,678   116.91    0.01     120
 2/29/96    2,445,031    (0.00)  7,476,587        (0.00)  7,454,671    269.15        (0.00)   7,700,282   116.51   (0.00)    119
 3/31/96    2,413,618    (0.01)  7,380,530        (0.01)  7,371,178    266.67        (0.01)   7,629,440   115.37   (0.01)    118
 4/30/96    2,408,839    (0.00)  7,365,918        (0.00)  7,357,173    266.19        (0.00)   7,615,707   115.13   (0.00)    118
 5/31/96    2,408,869     0.00   7,366,008         0.00   7,357,909    265.82        (0.00)   7,605,045   114.99   (0.00)    118
 6/30/96    2,423,563     0.01   7,410,941         0.01   7,403,528    267.81         0.01    7,662,082   115.93    0.01     119
 7/31/96    2,448,102     0.01   7,485,979         0.01   7,470,160    269.95         0.01    7,723,379   116.92    0.01     120
 8/31/96    2,450,546     0.00   7,493,454         0.00   7,473,148    270.11         0.00    7,728,013   116.98    0.00     120
 9/30/96    2,470,450     0.01   7,554,316         0.01   7,538,911    272.38         0.01    7,792,928   118.07    0.01     121
10/31/96    2,492,829     0.01   7,622,747         0.01   7,612,039    275.22         0.01    7,873,975   119.34    0.01     122
11/30/96    2,530,354     0.02   7,737,495         0.01   7,723,936    279.54         0.02    7,997,596   121.30    0.02     124
12/31/96    2,520,838    (0.00)  7,708,395        (0.00)  7,701,536    278.73        (0.00)   7,974,403   120.92   (0.00)    124
 1/31/97    2,528,479     0.00   7,731,761         0.00   7,718,480    279.81         0.00    8,005,503   121.39    0.00     124
 2/28/97    2,548,883     0.01   7,794,153         0.01   7,775,596    281.97         0.01    8,067,146   122.39    0.01     125
 3/31/97    2,521,123    (0.01)  7,709,267        (0.01)  7,697,063    278.75        (0.01)   7,975,180   121.01   (0.01)    124
 4/30/97    2,531,435     0.00   7,740,799         0.01   7,736,318    280.26         0.01    8,018,246   121.78    0.01     125
 5/31/97    2,564,655     0.01   7,842,383         0.01   7,828,380    283.68         0.01    8,116,069   123.33    0.01     126
 6/30/97    2,590,373     0.01   7,921,027         0.01   7,899,618    286.17         0.01    8,187,490   124.48    0.01     127
 7/31/97    2,652,048     0.02   8,109,619         0.02   8,073,410    292.16         0.02    8,358,609   127.34    0.02     130
 8/31/97    2,623,573    (0.01)  8,022,547        (0.01)  8,008,015    290.26        (0.01)   8,304,278   126.42   (0.01)    129
 9/30/97    2,654,649     0.01   8,117,572         0.01   8,091,299    293.22         0.01    8,388,981   127.75    0.01     131
10/31/97    2,664,949     0.00   8,149,069         0.00   8,130,137    294.68         0.00    8,430,926   128.44    0.01     131
11/30/97    2,675,287     0.00   8,180,682         0.00   8,162,658    295.74         0.00    8,461,278   128.98    0.00     132
12/31/97    2,711,834     0.01   8,292,438         0.01   8,266,323    299.15         0.01    8,558,582   130.56    0.01     134
 1/31/98    2,737,930     0.01   8,372,237         0.01   8,336,587    301.99         0.01    8,639,889   131.85    0.01     135
 2/28/98    2,735,116    (0.00)  8,363,631         0.00   8,339,922    302.26         0.00    8,647,665   131.96    0.00     135
 3/31/98    2,734,827    (0.00)  8,362,745         0.00   8,341,590    302.32         0.00    8,649,394   132.04    0.00     135
 4/30/98    2,721,290    (0.00)  8,321,353        (0.01)  8,298,213    301.02        (0.00)   8,612,202   131.50   (0.00)    135
 5/31/98    2,761,078     0.01   8,443,020         0.01   8,416,048    305.08         0.01    8,728,467   133.34    0.01     136
 6/30/98    2,768,838     0.00   8,466,747         0.00   8,440,455    306.09         0.00    8,757,271   133.82    0.00     137
 7/31/98    2,773,914     0.00   8,482,271         0.00   8,454,803    306.98         0.00    8,782,667   134.18    0.00     137
 8/31/98    2,816,817     0.02   8,613,461         0.01   8,579,934    311.21         0.01    8,903,868   136.09    0.01     139
 9/30/98    2,851,763     0.01   8,720,322         0.01   8,673,456    314.70         0.01    9,003,591   137.67    0.01     141
10/31/98    2,851,196    (0.00)  8,718,588        (0.00)  8,670,854    315.45         0.00    9,025,199   137.92    0.00     141
11/30/98    2,856,083     0.00   8,733,532         0.00   8,687,328    316.24         0.00    9,047,762   138.29    0.00     142
12/31/98    2,864,971     0.00   8,760,710         0.00   8,716,865    317.13         0.00    9,073,096   138.72    0.00     142
 1/31/99    2,905,590     0.01   8,884,917         0.01   8,816,237    321.06         0.01    9,185,603   140.48    0.01     144
 2/28/99    2,882,866    (0.01)  8,815,430        (0.01)  8,766,867    319.84        (0.00)   9,150,697   139.86   (0.00)    143
 3/31/99    2,882,098    (0.00)  8,813,082        (0.00)  8,759,853    319.91         0.00    9,152,527   139.92    0.00     143
 4/30/99    2,886,929     0.00   8,827,856         0.00   8,783,505    320.80         0.00    9,178,155   140.32    0.00     144
 5/31/99    2,869,357    (0.01)  8,774,121        (0.01)  8,730,804    319.39        (0.00)   9,137,771   139.66   (0.00)    143
 6/30/99    2,829,378    (0.01)  8,651,873        (0.01)  8,605,953    315.37        (0.01)   9,022,635   137.89   (0.01)    141
 7/31/99    2,845,401     0.01   8,700,867         0.00   8,645,541    317.29         0.01    9,077,673   138.63    0.01     142
 8/31/99    2,838,875    (0.00)  8,680,912        (0.01)  8,600,584       317        (0.00)   9,065,872   138.29   (0.00)    142
 9/30/99    2,846,700     0.00   8,704,839         0.00   8,603,164       318         0.00    9,098,509   138.69    0.00     142
10/31/99    2,834,626    (0.00)  8,667,918        (0.01)  8,538,640       317        (0.00)   9,066,664   138.01   (0.00)    141
11/30/99    2,854,183     0.01   8,727,723         0.01   8,612,072       319         0.01    9,132,851   139.21    0.01     142
12/31/99    2,843,411    (0.00)  8,694,782        (0.00)  8,571,596       318        (0.00)   9,099,973   138.64   (0.00)    142
 1/31/00    2,837,327    (0.00)  8,676,179        (0.01)  8,528,738       318        (0.00)   9,087,233   138.40   (0.00)    142
 2/29/00    2,857,363     0.01   8,737,446         0.01   8,594,409       319         0.00    9,130,851   139.33    0.01     143
 3/31/00    2,889,567     0.01   8,835,922         0.01   8,715,590       323         0.01    9,244,074   141.35    0.01     145
 4/30/00    2,877,507    (0.00)  8,799,045        (0.00)  8,679,856       322        (0.00)   9,217,266   141.00   (0.00)    144


             JP Morgan                      Lipper Intermediate           Lehman Quality Intermed.            Lehman 1-16yr
    Institutional Tax Exempt Bond                Muni Debt                       Muni Bond                    Muni Bond Index

           Net        Monthly     Plot        Monthly   Plot                       Monthly    Plot                Monthly   Plot
           Index      Returns     Points      Returns   Points          Index      Returns    Points      Index   Returns   Points
 5/31/00   2,868,522    (0.00)    8,771,568   (0.00)    8,639,929         321        (0.00)   9,196,988   140.56   (0.00)    144
 6/30/00   2,923,921     0.02     8,940,973    0.02     8,819,639         328         0.02    9,386,446   143.57    0.02     147
 7/31/00   2,956,310     0.01     9,040,012    0.01     8,918,419      331.82         0.01    9,493,452   145.18    0.01     149
--------------------------------------------------------------------------------------------------------------------------------
           2,991,868                   6.10%                  5.96%                                6.62%                    5.56%

PERFORMANCE                                        TOTAL RETURNS             AVERAGE ANNUAL TOTAL RETURNS
                                                   ------------------        --------------------------------------
                                                   THREE       SIX           ONE        THREE       FIVE     TEN
AS OF JULY 31, 2000                                MONTHS      MONTHS        YEAR       YEARS       YEARS    YEARS
-------------------------------------------------------------------------------------------------------------------
J.P. Morgan Institutional
  Tax Exempt Bond Fund                             2.74%      4.19%          3.90%     3.69%      4.84%     6.10%
Lehman 1-16 year Municipal Bond Index**            2.96%      4.89%          4.72%     4.47%      5.56%     6.69%
Lehman Quality Intermediate Municipal
  Bond Index                                       3.00%      4.47%          4.58%     4.34%      5.24%     6.62%
Lipper Intermediate Municipal
  Debt Funds Average***                            2.75%      4.59%          3.16%     3.40%      4.72%     6.00%

AS OF JUNE 30, 2000
-----------------------------------------------------------------------------------------------------------------
J.P. Morgan Institutional
  Tax Exempt Bond Fund                             1.19%      2.83%          3.34%     4.12%      4.84%     6.12%
Lehman 1-16 year Municipal Bond Index**            1.57%      3.56%          4.12%     4.87%      5.58%     6.58%
Lehman Quality Intermediate Municipal
  Bond Index                                       1.54%      3.15%          4.03%     4.66%      5.27%     6.64%
Lipper Intermediate Municipal
  Debt Funds Average***                            1.20%      2.91%          2.50%     3.77%      4.68%     6.01%

*THE J.P. MORGAN INSTITUTIONAL TAX EXEMPT BOND FUND'S RETURNS PRIOR TO JULY 12, 1993 (COMMENCEMENT OF OPERATIONS), INCLUDE HISTORICAL RETURNS OF THE J.P. MORGAN TAX EXEMPT BOND FUND, A SEPARATE FEEDER FUND INVESTING IN THE SAME MASTER PORTFOLIO, WHICH HAS A HIGHER EXPENSE RATIO.

**THE FUND'S CURRENT BENCHMARK IS THE LEHMAN BROTHERS 1-16 YEAR MUNICIPAL BOND INDEX. SINCE THIS INDEX DID NOT EXIST PRIOR TO JULY 31, 1993, THE TABLE AND GRAPH ALSO INCLUDE THE PERFORMANCE DATA FOR THE LEHMAN QUALITY INTERMEDIATE MUNICIPAL BOND INDEX, THE FUND'S BENCHMARK UNTIL MAY 1, 1997. BOTH ARE UNMANAGED INDICES THAT MEASURE MUNICIPAL BOND MARKET PERFORMANCE. THEY DO NOT INCLUDE FEES OR EXPENSES AND ARE NOT AVAILABLE FOR ACTUAL INVESTMENT.

***DESCRIBES THE AVERAGE ANNUAL TOTAL RETURN FOR ALL FUNDS IN THE INDICATED LIPPER CATEGORY, AS DEFINED BY LIPPER, INC., AND DOES NOT TAKE INTO ACCOUNT APPLICABLE SALES CHARGES. LIPPER ANALYTICAL SERVICES, INC. IS A LEADING SOURCE FOR MUTUAL FUND DATA.

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. FUND RETURNS ARE NET OF FEES, ASSUME THE REINVESTMENT OF FUND DISTRIBUTIONS, AND REFLECT THE REIMBURSEMENT OF FUND EXPENSES AS DESCRIBED IN THE PROSPECTUS. HAD EXPENSES NOT BEEN SUBSIDIZED, RETURNS WOULD HAVE BEEN LOWER.

PORTFOLIO MANAGER Q&A

Following is an interview with Kingsley Wood, Jr., who with Benjamin S. Thompson and Robert Meiselas manages the master portfolio in which the fund invests.

[PHOTO]
BENJAMIN S. THOMPSON, vice president, is a senior fixed income portfolio manager and head of J.P. Morgan's municipal bond strategies. His responsibilities include coordination of strategy and research, portfolio structuring and trade execution for the Tax Aware Fixed Income Group. Prior to joining Morgan in 1999, Ben was a senior fixed income portfolio manager at Goldman Sachs Asset Management. Earlier, he was in the Structured Finance Group of the Chase Manhattan Bank. He holds a B.A. in Economics from Colorado College.

[PHOTO]
ROBERT MEISELAS, vice president, is a portfolio manager with the Tax Aware Fixed Income Group responsible for managing municipal bonds, including tax exempt private placements. Bob is a CPA and joined Morgan's financial group in 1982, after having spent 10 years at Coopers & Lybrand. He also spent five years in J.P. Morgan's Private Banking Investment Management Group, and moved to J.P. Morgan Investment Management in 1997. Bob is a graduate of St. John's University and has completed graduate work in taxation at Long Island University.

[PHOTO]
KINGSLEY (KIT) WOOD, JR., vice president, is a portfolio manager in the Tax Aware Fixed Income Group. Prior to becoming a J.P. Morgan Investment Management employee in 2000, he worked at Mercantile Bank & Trust (MSD&T Funds) in Baltimore, MD as a portfolio manager where he managed all institutional tax-exempt assets (mutual funds and separate accounts). Prior to that, he was a sell-side institutional trader at ABN-AMRO Bank and Kemper Securities in Chicago. Kit holds a B.A. from the University of Colorado and has completed graduate work towards an M.B.A. at the University of Maryland.

This interview was conducted on August 12, 2000, and represents the views of Kit, Ben, and Bob on that date.

WHAT WERE THE PRIMARY FACTORS THAT DROVE THE TAX-EXEMPT MARKET OVER THE 12-MONTH PERIOD ENDED JULY 31, 2000?

KW: The Federal Reserve Board's efforts to fight inflation and slow our overheated economy by raising interest rates was perhaps THE defining factor that drove market performance during the period in question. From June 1999 to May 2000, the Fed raised interest rates no less than six times, totaling 175 basis points (bps). This was a marked departure from its earlier efforts to stimulate global growth by keeping rates relatively low in the wake of the 1997 Thai currency crisis and the 1998 Russian debt crisis.

Municipal interest rates rose dramatically over the first six months of this reporting period, as investors grew concerned about the prospect of future rate hikes. These concerns eased during the latter six-month period, as investors felt the Fed was succeeding in its quest and thus would be less inclined to raise rates much further. In response, municipal interest rates declined sharply.

DID Y2K HAVE AN EFFECT ON THE MARKETPLACE?

KW: Fortunately, this much dreaded event had little-to-no effect on the financial markets, largely due to the substantial preparatory efforts that were made by market participants to ensure this desired result.

THE TREASURY YIELD CURVE INVERTED DRAMATICALLY OVER THIS PERIOD. HOW DID THIS AFFECT THE MUNICIPAL BOND MARKET?

KW: In sympathy with the Fed's tightening bias, short-term Treasury rates rose during much of this period, while long-term rates declined, this in response to the Treasury's buyback of higher coupon, longer-term debt. The result of both movements was an inverted yield curve that persists to this day. As a consequence, the municipal yield curve flattened dramatically, with longer-dated issues outperforming shorter-dated issues and the yield spread between 2-year and 30-year bonds narrowing by almost 50 bps.

WHAT OTHER FACTORS IMPACTED MARKET PERFORMANCE?

KW: One was the dominance of the muni market by retail investors. Their appetite for tax-exempt issues was almost insatiable, as they sought to avoid stock market turbulence and lock in some of the gains they had achieved over the long running equity bull market. Their influence was perhaps more pronounced than usual, owing to net redemptions suffered by mutual funds and the movement of insurance companies away from this market and toward other attractive asset classes.

At the same time that demand was increasing, supply was declining dramatically. Flush with excess tax revenues and most refundings becoming "out-of-the-money" (due to higher rates) municipalities shied away from the marketplace. The result was a reduction in the supply of new issues, year-on-year through July 31, of approximately 22%. This supply/demand imbalance caused credit-quality spreads to tighten substantially, a situation that continues to weigh on today's marketplace.

HOW WAS THE PORTFOLIO POSITIONED OVER THIS PERIOD?

KW: Portfolio holdings throughout the period were largely composed of premium bonds. This positioning helped a great deal during the rising interest rate environment that prevailed over the latter half of 1999. But, the upward price movement of these securities was impeded during the first half of 2000, when interest rates declined.

In terms of duration, we were shorter than the Lehman Brothers Municipal 1-16 year Index during the early part of this period, in anticipation of higher interest rates. We were neutral to the index during the November 1999 through January 2000 period, as we waited out the Y2K event and the release of key economic data. For the remainder of the year, we were longer than the index in response to our expectation, since realized, of lower interest rates.

Overall, the portfolio remains focused on very high credit-quality issues, while we continue to search opportunistically for higher yielding securities.

HOW DID THE FUND PERFORM OVER THIS PERIOD?

KW: By the close of this reporting period, the fund had returned 3.90%, as compared to the 4.72% return posted by the Lehman Brothers Municipal 1-16 year Index. However, we were well ahead of the Lipper Intermediate Muni Debt Funds Average, which only returned 3.16%.

WHAT HELPED OR HURT PERFORMANCE?

KW: Through the end of 1999, the fund performed very well as compared to the index and to the Lipper peer group of intermediate municipal funds. This was due primarily to our shorter duration positioning and to our concentration in premium issues, along with an underweight position in market discounts. This strategy helped to temper downward price movements during the rising interest rate scenario that marked this period.

This investment posture detracted from relative performance to some degree during the first seven months of 2000. As noted, interest rates declined over this period, along the way boosting the performance of lower dollar-priced issues. With our focus on higher dollar-priced issues, we were unable to participate in much of this price appreciation. Relative performance was also impacted negatively by our major underweight in securities subject to market discount tax treatment, which have also performed well thus far in 2000.

On the other hand, the portfolio benefited on a yield and total return perspective from our credit research in high-yielding sectors, such as healthcare.

WHAT IS YOUR MARKET OUTLOOK OVER THE NEAR TERM, AND HOW ARE YOU POSITIONING THE PORTFOLIO TO TAKE ADVANTAGE OF IT?

KW: We expect that the U.S. economy will continue to slow over the course of this year, and that the soft landing desired by the Fed will, in fact, take hold. There may be an additional rate hike, on the order of 25 bps, but there should be little pressure for the Fed to do much more, if anything.

The municipal marketplace will likely continue to be driven by the factors that have defined it in 2000. Supply will remain quite low, off approximately 25% nationally from 1999 levels. Demand will come principally from retail investors, as they strive for diversification and high, after-tax yields.

In this environment, duration will remain longer than the benchmark to capitalize on lower rates. Our position on the yield curve will remain neutral, and our concentration will remain on high credit-quality issues, as we identify and selectively purchase higher yielding opportunities. The one change we are making is to increase our exposure to discounts, as we move towards a more neutral coupon position relative to the market.

GLOSSARY OF TERMS

BASIS POINT: A measure used in quoting bond yields. One basis point equals 0.01% of yield. For example, if a bond's yield changed from 10.25% to 11.00%, it would have moved 75 basis points.

CREDIT RATING: The rating assigned to a bond by independent rating agencies such as Standard & Poor's and Moody's. In evaluating creditworthiness, these agencies assess the issuer's present financial condition and future ability and willingness to make principal and interest payments when due.

DURATION: Duration is used as a measure of the relative sensitivity of the price of the security to a change in interest rates. The longer the duration, the more sensitive the bond is to interest rate moves. For example, a bond with a 5-year duration will experience an approximate 5% increase in price if interest rates drop 100 basis points (1%), while a bond with a 10-year duration would see its price rise by approximately 10%.

MATURITY: The date on which the life of a financial instrument ends through cash or physical settlement or expiration with no value, or the date a security comes due and fully payable. Average maturity refers to the average time to maturity of the entire portfolio.

YIELD CURVE: A line graph showing interest rates at a point in time, from the shortest maturity to the longest available. The resulting curve shows if short-term interest rates are higher or lower than long-term rates. Typically interest rates rise with increasing time to maturity.

YIELD SPREAD: The difference in yield between different types of securities. For example, if a Treasury bond is yielding 6.5% and a municipal is yielding 5.5%, the spread is 1.0% or 100 basis points.

ZERO COUPON BOND: A debt instrument sold at a discount to its face value. The bond makes no payments until maturity, at which time it is redeemed at face value. Effectively, the interest received is the difference between face value and the price paid for the security.

FUND FACTS

INVESTMENT OBJECTIVE
J.P. Morgan Institutional Tax Exempt Bond Fund seeks to provide a high level of current income that is exempt from federal income tax consistent with moderate risk of capital and maintenance of liquidity. It is designed for investors who seek tax exempt yields greater than those generally available from a portfolio of short-term tax-exempt obligations and who are willing to incur the greater price fluctuation of longer-term instruments.

--------------------------------------------------------------------------------
INCEPTION DATE
7/12/93

--------------------------------------------------------------------------------
FUND NET ASSETS AS OF 7/31/00
$447,858,025

--------------------------------------------------------------------------------
PORTFOLIO NET ASSETS AS OF 7/31/00
$783,923,182

--------------------------------------------------------------------------------
DIVIDEND PAYABLE DATES
MONTHLY

--------------------------------------------------------------------------------
CAPITAL GAIN PAYABLE DATES (IF APPLICABLE)
12/13/00

EXPENSE RATIO
The fund's current annual expense ratio of 0.50% covers shareholders' expenses for custody, tax reporting, investment advisory and shareholder services, after reimbursement. The fund is no-load and does not charge any sales, redemption, or exchange fees. There are no additional charges for buying, selling, or safekeeping fund shares, or for wiring dividend or redemption proceeds from the fund.


FUND HIGHLIGHTS
ALL DATA AS OF JULY 31, 2000

PORTFOLIO ALLOCATION
(PERCENTAGE OF TOTAL INVESTMENTS)


    [GRAPHIC]


REVENUE BONDS 56.2%
GENERAL OBLIGATION 36.8%
PRIVATE PLACEMENTS 3.8%
SHORT-TERM 3.2%

30-DAY SEC YIELD
4.57%*

DURATION
5.31 years

*YIELD IS NET OF FEES AND REFLECTS THE REIMBURSEMENT OF CERTAIN FUND EXPENSES AS DESCRIBED IN THE PROSPECTUS. HAD THESE EXPENSES NOT BEEN SUBSIDIZED, THE 30-DAY SEC YIELD WOULD HAVE BEEN 4.56%.

DISTRIBUTED BY FUNDS DISTRIBUTOR, INC. J.P. MORGAN INVESTMENT MANAGEMENT INC., A WHOLLY OWNED SUBSIDIARY OF J.P. MORGAN & CO. INC., IS THE PORTFOLIO'S INVESTMENT ADVISOR. SHARES OF THE FUND ARE NOT BANK DEPOSITS AND ARE NOT GUARANTEED BY ANY BANK, GOVERNMENT ENTITY, OR THE FDIC. RETURN AND SHARE PRICE WILL FLUCTUATE AND REDEMPTION VALUE MAY BE MORE OR LESS THAN ORIGINAL COST.

The fund invests through a master portfolio (another fund with the same objective). Opinions expressed herein are based on current market conditions and are subject to change without notice. Income may be subject to state and local taxes. Some income may be subject to the federal alternative minimum tax for certain investors. Capital gains are not exempt from taxes. Investors should be prepared for higher share price volatility than from a tax-exempt fund of shorter duration.

CALL J.P. MORGAN FUNDS SERVICES AT (800) 766-7722 FOR A PROSPECTUS CONTAINING MORE COMPLETE INFORMATION ABOUT THE FUND INCLUDING MANAGEMENT FEES AND OTHER EXPENSES. PLEASE READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

                 THIS PAGE HAS BEEN LEFT BLANK INTENTIONALLY

J.P. MORGAN INSTITUTIONAL TAX EXEMPT BOND FUND
STATEMENT OF ASSETS AND LIABILITIES
JULY 31, 2000
--------------------------------------------------------------------------------

ASSETS
Investment in The Tax Exempt Bond Portfolio
  ("Portfolio"), at value                          $448,431,424
Receivable for Shares of Beneficial Interest Sold       800,000
Prepaid Trustees' Fees                                      568
Prepaid Expenses and Other Assets                         3,252
                                                   ------------
    Total Assets                                    449,235,244
                                                   ------------
LIABILITIES
Dividends Payable to Shareholders                     1,269,063
Shareholder Servicing Fee Payable                        37,489
Administrative Services Fee Payable                       9,075
Fund Services Fee Payable                                   388
Administration Fee Payable                                  293
Accrued Expenses                                         60,911
                                                   ------------
    Total Liabilities                                 1,377,219
                                                   ------------
NET ASSETS
Applicable to 44,889,228 Shares of Beneficial
  Interest Outstanding
  (par value $0.001, unlimited shares authorized)  $447,858,025
                                                   ============
Net Asset Value, Offering and Redemption Price
  Per Share                                               $9.98
                                                           ----
                                                           ----
ANALYSIS OF NET ASSETS
Paid-in Capital                                    $453,656,776
Distributions in Excess of Net Investment Income       (127,149)
Accumulated Net Realized Loss on Investment         (12,407,281)
Net Unrealized Appreciation of Investment             6,735,679
                                                   ------------
    Net Assets                                     $447,858,025
                                                   ============

The Accompanying Notes are an Integral Part of the Financial Statements.

J.P. MORGAN INSTITUTIONAL TAX EXEMPT BOND FUND
STATEMENT OF OPERATIONS
FOR THE FISCAL YEAR ENDED JULY 31, 2000
--------------------------------------------------------------------------------

INVESTMENT INCOME ALLOCATED FROM PORTFOLIO
Allocated Interest Income                                    $21,101,462
Allocated Portfolio Expenses                                  (1,463,233)
                                                             -----------
    Net Investment Income Allocated from
      Portfolio                                               19,638,229
FUND EXPENSES
Shareholder Servicing Fee                          $408,511
Administrative Services Fee                         100,841
Transfer Agent Fees                                  24,106
Registration Fees                                    19,117
Professional Fees                                    17,066
Fund Services Fee                                     6,545
Administration Fee                                    4,950
Trustees' Fees and Expenses                           4,908
Miscellaneous                                        34,683
                                                   --------
    Total Fund Expenses                             620,727
Less: Reimbursement of Expenses                     (41,479)
                                                   --------
NET FUND EXPENSES                                                579,248
                                                             -----------
NET INVESTMENT INCOME                                         19,058,981
NET REALIZED LOSS ON INVESTMENT ALLOCATED FROM
  PORTFOLIO                                                  (12,006,983)
NET CHANGE IN UNREALIZED APPRECIATION OF
  INVESTMENT ALLOCATED FROM PORTFOLIO                          9,255,848
                                                             -----------
NET INCREASE IN NET ASSETS RESULTING FROM
  OPERATIONS                                                 $16,307,846
                                                             ===========

The Accompanying Notes are an Integral Part of the Financial Statements.

J.P. MORGAN INSTITUTIONAL TAX EXEMPT BOND FUND
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                   FOR THE FISCAL  FOR THE ELEVEN  FOR THE FISCAL
                                                     YEAR ENDED     MONTHS ENDED     YEAR ENDED
                                                   JULY 31, 2000   JULY 31, 1999   AUGUST 31, 1998
                                                   --------------  --------------  ---------------
INCREASE IN NET ASSETS
FROM OPERATIONS
Net Investment Income                              $  19,058,981    $ 15,302,856   $   11,644,410
Net Realized Gain (Loss) on Investment Allocated
  from Portfolio                                     (12,006,983)        487,502          148,572
Net Change in Unrealized Appreciation
  (Depreciation) of Investment Allocated from
  Portfolio                                            9,255,848     (12,674,815)       6,333,423
                                                   -------------    ------------   --------------
    Net Increase in Net Assets Resulting from
      Operations                                      16,307,846       3,115,543       18,126,405
                                                   -------------    ------------   --------------
DISTRIBUTIONS TO SHAREHOLDERS FROM
Net Investment Income                                (19,058,981)    (15,302,031)     (11,645,234)
Net Realized Gain                                       (161,308)       (177,932)              --
Distributions in Excess of Net Investment Income        (130,473)             --               --
                                                   -------------    ------------   --------------
    Total Distributions to Shareholders              (19,350,762)    (15,479,963)     (11,645,234)
                                                   -------------    ------------   --------------
TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
Proceeds from Shares of Beneficial Interest Sold     219,541,792     264,573,023      181,046,169
Reinvestment of Dividends and Distributions            5,891,358       6,981,210        4,331,708
Cost of Shares of Beneficial Interest Redeemed      (163,465,427)   (186,850,540)     (76,879,522)
                                                   -------------    ------------   --------------
    Net Increase from Transactions in Shares of
      Beneficial Interest                             61,967,723      84,703,693      108,498,355
                                                   -------------    ------------   --------------
    Total Increase in Net Assets                      58,924,807      72,339,273      114,979,526
NET ASSETS
Beginning of Period                                  388,933,218     316,593,945      201,614,419
                                                   -------------    ------------   --------------
End of Period (including undistributed net
  investment income of $0, $3,305, and $2,480,
  respectively)                                    $ 447,858,025    $388,933,218   $  316,593,945
                                                   =============    ============   ==============

The Accompanying Notes are an Integral Part of the Financial Statements.

J.P. MORGAN INSTITUTIONAL TAX EXEMPT BOND FUND
FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------
Selected data for a share outstanding throughout each period are as follows:

                                         FOR THE            FOR THE
                                       FISCAL YEAR       ELEVEN MONTHS         FOR THE FISCAL YEAR ENDED AUGUST 31,
                                          ENDED              ENDED         --------------------------------------------
                                      JULY 31, 2000      JULY 31, 1999       1998         1997         1996      1995
                                     ---------------    ---------------    --------    ----------    --------  --------
NET ASSET VALUE,
  BEGINNING OF PERIOD                 $      10.07       $      10.38      $  10.12     $   9.92     $  10.01  $  9.75
                                      ------------       ------------      --------     --------     --------  -------

INCOME FROM INVESTMENT OPERATIONS
Net Investment Income                         0.46               0.41          0.47         0.48         0.48     0.49
Net Realized and Unrealized Gain
  (Loss) on Investment                       (0.08)             (0.30)         0.26         0.20        (0.07)    0.26
                                      ------------       ------------      --------     --------     --------  -------
Total from Investment Operations              0.38               0.11          0.73         0.68         0.41     0.75
                                      ------------       ------------      --------     --------     --------  -------

LESS DISTRIBUTIONS TO SHAREHOLDERS
  FROM
Net Investment Income                        (0.46)             (0.41)        (0.47)       (0.48)       (0.48)   (0.49)
Net Realized Gain                            (0.01)             (0.01)           --        (0.00)(a)    (0.02)      --
Distributions in Excess of Net
  Investment Income                          (0.00)(a)             --            --           --           --       --
                                      ------------       ------------      --------     --------     --------  -------
Total Distributions to Shareholders          (0.47)             (0.42)        (0.47)       (0.48)       (0.50)   (0.49)
                                      ------------       ------------      --------     --------     --------  -------

NET ASSET VALUE, END OF PERIOD        $       9.98       $      10.07      $  10.38     $  10.12     $   9.92  $ 10.01
                                      ============       ============      ========     ========     ========  =======

RATIOS AND SUPPLEMENTAL DATA
Total Return                                  3.90%              1.01%(b)      7.37%        7.06%        4.13%    8.00%
Net assets, End of Period
  (in thousands)                      $    447,858       $    388,933      $316,594     $201,614     $121,131  $59,867
Ratios to Average Net Assets
  Net Expenses                                0.50%              0.50%(c)      0.50%        0.50%        0.50%    0.50%
  Net Investment Income                       4.67%              4.37%(c)      4.58%        4.83%        4.82%    5.09%
  Expenses without Reimbursement              0.51%              0.53%(c)      0.53%        0.56%        0.60%    0.71%

------------------------
(a) Less than $0.001 per share.

(b) Not Annualized.

(c) Annualized.

The Accompanying Notes are an Integral Part of the Financial Statements.

J.P. MORGAN INSTITUTIONAL TAX EXEMPT BOND FUND
NOTES TO FINANCIAL STATEMENTS
JULY 31, 2000
--------------------------------------------------------------------------------

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

J.P. Morgan Institutional Tax Exempt Bond Fund (the "fund") is a separate series of the J.P. Morgan Institutional Funds, a Massachusetts business trust (the "trust") which was organized on November 4, 1992. The trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The fund commenced operations on July 12, 1993. At a meeting on November 12, 1998, the trustees elected to change the funds fiscal year end from August 31 to July 31.

The fund invests all of its investable assets in The Tax Exempt Bond Portfolio (the "portfolio"), a no-load diversified, open-end management investment company having the same investment objective as the fund. The value of such investment included in the Statement of Assets and Liabilities reflects the fund's proportionate interest in the net assets of the portfolio (57% at July 31, 2000). The performance of the fund is directly affected by the performance of the portfolio. The financial statements of the portfolio, including the Schedule of Investments, are included elsewhere in this report and should be read in conjunction with the fund's financial statements.

The preparation of financial statements in accordance with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual amounts could differ from those estimates. The following is a summary of the significant accounting policies of the fund:

   a) Valuation of securities by the portfolio is discussed in Note 1a of the portfolio's Notes to Financial Statements which are included elsewhere in this report.

   b) The fund records its share of net investment income, realized and unrealized gain and loss and adjusts its investment in the portfolio each day. All the net investment income and realized and unrealized gain and loss of the portfolio is allocated pro rata among the fund and other investors in the portfolio at the time of such determination.

   c) Substantially all the fund's net investment income is declared as dividends daily and paid monthly. Distributions to shareholders of net realized capital gains, if any, are declared and paid annually.

   d) Expenses incurred by the trust with respect to any two or more funds in the trust are allocated in proportion to the net assets of each fund in the trust, except where allocations of direct expenses to each fund can otherwise be made fairly. Expenses directly attributable to a fund are charged to that fund.

   e) The fund is treated as a separate entity for federal income tax purposes and intends to comply with the provisions of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of its income, including net realized capital gains, if any, within the prescribed time periods. Accordingly, no provision for federal income or excise tax is necessary.

   f) The fund accounts for and reports distributions to shareholders in accordance with Statement of Position 93-2: "Determination, Disclosure, and Financial Statement Presentation of Income, Capital Gain, and Return of Capital Distributions by Investment Companies." The effect of applying this statement as of July 31, 2000 was to decrease distributions in excess of net investment income by $19,

J.P. MORGAN INSTITUTIONAL TAX EXEMPT BOND FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
JULY 31, 2000
--------------------------------------------------------------------------------
      increase accumulated net realized loss on investment by $400,317 and increase paid in-capital by $400,298. Net investment income, net realized gains and net assets were not affected by this change. This adjustment is primarily attributable to the application of tax allocation rules.

   g) For federal income tax purposes, the fund had a capital loss carryforward at July 31, 2000 of $5,513,713, all of which expires in the year 2008. To the extent that this capital loss is used to offset future capital gains, it is probable that gains so offset will not be distributed to shareholders.

   h) For federal income tax purposes, the fund incurred approximately $6,893,568 of capital losses in the period from November 1, 1999 to July 31, 2000. These losses were deferred for tax purposes until August 1, 2000.

2. TRANSACTIONS WITH AFFILIATES

   a) The trust, on behalf of the fund, has retained Funds Distributor, Inc. ("FDI"), a registered broker-dealer, to serve as the co-administrator and distributor for the fund. Under a Co-Administration Agreement between FDI and the trust, on behalf of the fund, FDI provides administrative services necessary for the operations of the fund, furnishes office space and facilities required for conducting the business of the fund and pays the compensation of the fund's officers affiliated with FDI. The fund has agreed to pay FDI fees equal to its allocable share of an annual complex-wide charge of $425,000 plus FDI's out-of-pocket expenses. The amount allocable to the fund is based on the ratio of the fund's net assets to the aggregate net assets of the trust and certain other investment companies subject to similar agreements with FDI. For the fiscal year ended July 31, 2000, the fee for these services amounted to $4,950.

   b) The trust, on behalf of the fund, has an Administrative Services Agreement (the "Services Agreement") with Morgan Guaranty Trust Company of New York ("Morgan"), a wholly owned subsidiary of J.P. Morgan & Co. Incorporated ("J.P. Morgan"), under which Morgan is responsible for certain aspects of the administration and operation of the fund. Under the Services Agreement, the fund has agreed to pay Morgan a fee equal to its allocable share of an annual complex-wide charge. This charge is calculated based on the aggregate average daily net assets of the portfolio and the other portfolios in which the trust and the J.P. Morgan Funds invest ( the "master portfolios") and J.P. Morgan Series Trust in accordance with the following annual schedule: 0.09% on the first $7 billion of their aggregate average daily net assets and 0.04% of their aggregate average daily net assets in excess of $7 billion less the complex-wide fees payable to FDI. The portion of this charge payable by the fund is determined by the proportionate share that its net assets bear to the net assets of the trust, the master portfolios, other investors in the master portfolios for which Morgan provides similar services, and J.P. Morgan Series Trust. For the fiscal year ended July 31, 2000, the fee for these services amounted to $100,841.

      In addition, J.P. Morgan has agreed to reimburse the fund to the extent necessary to maintain the total operating expenses of the fund, including the expenses allocated to the fund from the portfolio, at no more than 0.50% of the average daily net assets of the fund. This reimbursement agreement can be changed or terminated at any time after November 28, 2000 at the option of J.P. Morgan. For the fiscal year ended July 31, 2000, J.P. Morgan has agreed to reimburse the fund $41,479 for expenses under this agreement.

J.P. MORGAN INSTITUTIONAL TAX EXEMPT BOND FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
JULY 31, 2000
--------------------------------------------------------------------------------

   c) The trust, on behalf of the fund, has a Shareholder Servicing Agreement with Morgan to provide account administration and personal account maintenance services to fund shareholders. The agreement provides for the fund to pay Morgan a fee for these services which is computed daily and paid monthly at an annual rate of 0.10%. of the average daily net assets of the fund. For the fiscal year ended July 31, 2000, the fee for these services amounted to $408,511.

   d) The trust, on behalf of the fund, has a Fund Services Agreement with Pierpont Group, Inc. ("Group") to assist the trustees in exercising their overall supervisory responsibilities for the trust's affairs. The trustees of the trust represent all the existing shareholders of Group. For the fiscal year ended July 31, 2000, the fund's allocated portion of Group's costs in performing its services amounted to $6,545.

   e) An aggregate annual fee of $75,000 is paid to each trustee for serving as a trustee of the trust, the J.P. Morgan Funds, the master portfolios and J.P. Morgan Series Trust. The Trustees' Fees and Expenses shown in the financial statements represents the fund's allocated portion of the total fees and expenses. The trust's Chairman and Chief Executive Officer also serves as Chairman of Group and receives compensation and employee benefits from Group in his role as Group's Chairman. The allocated portion of such compensation and benefits included in the Fund Services Fee shown in the financial statements was $1,200 for the fiscal year ended July 31, 2000.

3. TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the trustees to issue an unlimited number of full and fractional shares of beneficial interest of one or more series. Transactions in shares of beneficial interest of the fund were as follows:

                                         FOR THE FISCAL    FOR THE ELEVEN    FOR THE FISCAL
                                           YEAR ENDED       MONTHS ENDED       YEAR ENDED
                                         JULY 31, 2000     JULY 31, 1999     AUGUST 31, 1998
                                         --------------    --------------    ---------------
Shares of Beneficial Interest Sold...      22,166,606        25,514,866         17,650,667
Reinvestment of Dividends and
 Distributions.......................         595,212           675,131            422,096
Shares of Beneficial Interest
 Redeemed............................     (16,501,269)      (18,060,995)        (7,487,251)
                                          -----------       -----------        -----------
Net Increase.........................       6,260,549         8,129,002         10,585,512
                                          ===========       ===========        ===========

4. CREDIT AGREEMENT

The trust, on behalf of the fund, together with other affiliated investment companies (the "funds"), entered into a revolving line of credit agreement (the "Agreement") on May 26, 1999, with unaffiliated lenders. The maximum borrowing under the Agreement was $150,000,000. The Agreement expired on May 23, 2000, however, the fund as party to the Agreement has extended the Agreement and continues its participation therein for an additional 364 days until May 21, 2001. The maximum borrowing under the new agreement is $150,000,000. The purpose of the Agreement is to provide another alternative for settling large fund shareholder redemptions. Interest on any such borrowings outstanding will approximate market rates. Under the Agreement, the commitment fee is at an annual rate of 0.085% on the unused portion of the committed amount. The commitment fee is allocated to the funds in accordance with the procedures established by their respective trustees or directors. There were no outstanding borrowings pursuant to the Agreement at July 31, 2000.

REPORT OF INDEPENDENT ACCOUNTANTS

To the Trustees and Shareholders of
J.P. Morgan Institutional Tax Exempt Bond Fund

In our opinion, the accompanying statement of assets and liabilities and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of J.P. Morgan Institutional Tax Exempt Bond Fund (one of the series constituting part of the J.P. Morgan Institutional Funds, hereafter referred to as the "fund") at July 31, 2000, the results of its operations for the year then ended, and the changes in its net assets for the year then ended, for the eleven months ended July 31, 1999 and for the year ended August 31, 1998 and the financial highlights for the year then ended, for the eleven months ended July 31, 1999 and for the four years ended August 31, 1998, in conformity with accounting principles generally accepted in the United States. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for the opinion expressed above.

PricewaterhouseCoopers LLP
New York, New York
September 15, 2000

The Tax Exempt Bond Portfolio

Annual Report July 31, 2000

(The following pages should be read in conjunction with J.P. Morgan Institutional Tax Exempt Bond Fund
Annual Financial Statements)

THE TAX EXEMPT BOND PORTFOLIO
SCHEDULE OF INVESTMENTS
JULY 31, 2000
--------------------------------------------------------------------------------

  PRINCIPAL                                                SECURITY     MOODY'S/
    AMOUNT                                                   TYPE      S&P RATING    MATURITY
(IN THOUSANDS)            SECURITY DESCRIPTION            (UNAUDITED)  (UNAUDITED)     DATE       RATE      VALUE
--------------  ----------------------------------------  -----------  -----------  -----------  ------  ------------
LONG-TERM INVESTMENTS (98.1%)
ALABAMA (0.1%)
 $     1,000    Daphne Special Care Facilities Financing
                  Authority, (Presbyterian Retirement,
                  Prerefunded, Series A)................       RB        NR/NR      08/15/18      7.300% $  1,029,680
                                                                                                         ------------

ALASKA (0.3%)
       2,000    Anchorage, (Prerefunded), MBIA
                  Insured...............................       GO       Aaa/AAA     07/01/02      6.600     2,040,040
                                                                                                         ------------

ARIZONA (0.4%)
       3,430    Arizona Healthcare Facilities Authority
                  (Catholic Healthcare Revenue,
                  Series A).............................       RB      Baa1/BBB+    07/01/09      6.125     3,412,850
                                                                                                         ------------

CALIFORNIA (2.6%)
       2,520    California Department of Water
                  Resources, (Central Valley Project,
                  Water Systems Service, Refunding,
                  Series J-1)...........................       RB       Aa2/AA      12/01/12      7.000     3,014,953
      13,070    California Statewide Community
                  Development Authority, (Catholic
                  Healthcare West)......................       RB      Baa1/BBB+    07/01/09      6.000    13,117,052
       1,049    Kaweah Delta Hospital District, Tulare
                  County, (Series E)....................       PP        NR/A+      06/01/14      5.250     1,048,567
         353    Kaweah Delta Hospital District, Tulare
                  County, (Series G)....................       PP        NR/A+      06/01/14      6.400       369,840
       2,500    Los Angeles County Public Works
                  Financing Authority, (Lease Revenue,
                  Refunding, Series A), MBIA Insured....       RB       Aaa/AAA     09/01/06      6.000     2,719,175
                                                                                                         ------------
                    TOTAL CALIFORNIA....................                                                   20,269,587
                                                                                                         ------------

COLORADO (1.1%)
       5,000    Colorado Department of Transportation,
                  (Revenue Anticipation Notes, due
                  06/15/14), AMBAC Insured..............       RB       Aaa/AAA     06/15/10(a)   6.000     5,290,350
       2,850    Weld County School District #6..........       GO       Aa3/AA-     12/01/04      5.750     2,971,267
                                                                                                         ------------
                    TOTAL COLORADO......................                                                    8,261,617
                                                                                                         ------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE TAX EXEMPT BOND PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
JULY 31, 2000
--------------------------------------------------------------------------------

 PRINCIPAL                                                SECURITY     MOODY'S/
   AMOUNT                                                   TYPE       S&P RATING   MATURITY
(IN THOUSANDS)           SECURITY DESCRIPTION             (UNAUDITED)  (UNAUDITED)    DATE       RATE      VALUE
--------------  ----------------------------------------  -----------  -----------  -----------  ------  ------------
CONNECTICUT (1.6%)
 $     2,000    Connecticut Heatlh & Educational
                  Facilities Authority, (St Mary's
                  Hospital, Series D)...................       RB       Baa1/NR     07/01/01      5.750% $  2,012,220
       7,240    Connecticut, (Series B, due 06/15/17)...       GO       Aa3/AA      06/15/10(a)   5.875     7,518,885
       2,815    Connecticut, (Special Tax Obligation,
                  Transportation Infrastructure,
                  Prerefunded, Series A, due
                  06/01/04),............................       RB       NR/AA-      06/01/03(a)   6.600     2,962,450
                                                                                                         ------------
                    TOTAL CONNECTICUT...................                                                   12,493,555
                                                                                                         ------------

DISTRICT OF COLUMBIA (3.0%)
         220    District of Columbia, (Escrowed to
                  Maturity, Prerefunded, Series A),
                  MBIA-IBC Insured......................       GO       Aaa/AAA     06/01/07      6.000       235,330
       2,600    District of Columbia, (Escrowed to
                  Maturity, Prerefunded, Series B),
                  MBIA Insured..........................       GO       Aaa/AAA     06/01/02      6.000     2,667,496
       6,795    District of Columbia, (Escrowed to
                  Maturity, Prerefunded, Series C),
                  FGIC Insured..........................       GO       Aaa/AAA     12/01/03      5.250     6,929,405
      10,645    District of Columbia, (Escrowed to
                  Maturity, Series A)...................       GO       Aaa/BBB     06/01/04      5.800    11,072,716
       2,780    District of Columbia, (Unrefunded
                  Balance, Series A), MBIA-IBC
                  Insured...............................       GO       Aaa/AAA     06/01/07      6.000     2,955,251
                                                                                                         ------------
                    TOTAL DISTRICT OF COLUMBIA..........                                                   23,860,198
                                                                                                         ------------

FLORIDA (0.3%)
         465    Florida Board of Education, (Capital
                  Outlay, Unrefunded Balance, Series C,
                  due 06/01/01),........................       GO       Aa2/AA+     08/24/00(a)   7.000       467,055
       2,000    Volusia County School District,
                  (Refunding, due 08/01/02), FGIC
                  Insured...............................       GO       Aaa/AAA     08/01/01(a)   6.100     2,063,080
                                                                                                         ------------
                    TOTAL FLORIDA.......................                                                    2,530,135
                                                                                                         ------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE TAX EXEMPT BOND PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
JULY 31, 2000
--------------------------------------------------------------------------------

 PRINCIPAL                                                SECURITY     MOODY'S/
   AMOUNT                                                   TYPE       S&P RATING   MATURITY
(IN THOUSANDS)           SECURITY DESCRIPTION             (UNAUDITED)  (UNAUDITED)    DATE       RATE      VALUE
--------------  ----------------------------------------  -----------  -----------  -----------  ------  ------------
GEORGIA (5.5%)
 $     3,200    De Kalb County, (Water & Sewer Revenue,
                  Refunding)............................       RB        Aa/AA      10/01/02      6.000% $  3,300,896
       2,630    Fulton County School District,
                  (Refunding)...........................       GO       Aa2/AA      05/01/14      6.375     2,927,243
       1,250    Georgia Municipal Electric Authority,
                  (Power Revenue, Refunding,
                  Series A).............................       RB        A3/A       01/01/12      6.500     1,389,187
       4,000    Georgia Municipal Electric Authority,
                  (Power Revenue, Refunding, Series A),
                  MBIA-IBC Insured......................       RB       Aaa/AAA     01/01/12      6.500     4,467,360
       4,895    Georgia, (Refunding, Series E)..........       GO       Aaa/AAA     07/01/03      5.500     5,024,277
       6,000    Georgia, (Series B).....................       GO       Aaa/AAA     03/01/07      7.200     6,825,240
       3,000    Georgia, (Series B).....................       GO       Aaa/AAA     03/01/10      6.300     3,326,220
       4,470    Georgia, (Series C).....................       GO       Aaa/AAA     07/01/11      5.700     4,744,234
       2,500    Gwinnett County School District,
                  (Refunding, Series B).................       GO       Aa1/AA+     02/01/08      6.400     2,749,475
       5,000    Metropolitan Atlanta Rapid Transit
                  Authority, (Sales Tax Revenue,
                  Refunding, Series P, due 07/01/11),
                  AMBAC Insured.........................       RB       Aaa/AAA     07/01/09(a)   6.250     5,558,750
       3,000    Roswell, (due 02/01/13).................       GO       Aaa/AAA     02/01/09(a)   5.500     3,085,440
                                                                                                         ------------
                    TOTAL GEORGIA.......................                                                   43,398,322
                                                                                                         ------------

ILLINOIS (4.1%)
       8,110    Chicago, (Prerefunded, due 01/01/13),
                  AMBAC Insured.........................       GO       Aaa/AAA     07/01/05(a)   6.250     8,806,649
       5,000    Chicago, (Skyway Toll Bridge Revenue,
                  Prerefunded) due 01/01/17.............       RB       NR/AAA      01/01/04(a)   6.750     5,422,800
       3,000    Illinois Development Bank...............       PP        NR/NR      08/01/28      4.900     2,927,940
       1,665    Illinois Health Facilities Authority,
                  (due 02/15/12)........................       RB        A1/NR      02/15/10(a)   6.625     1,742,506
       4,175    Illinois, (Sales Tax Revenue, Refunding,
                  Series Q).............................       RB       Aa2/AAA     06/15/12      6.000     4,481,654
       3,770    Illinois Health Facilities Authority,
                  (Riverside Health System).............       RB        A3/A       11/15/10      6.750     3,933,543

The Accompanying Notes are an Integral Part of the Financial Statements.

THE TAX EXEMPT BOND PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
JULY 31, 2000
--------------------------------------------------------------------------------

 PRINCIPAL                                                SECURITY     MOODY'S/
   AMOUNT                                                   TYPE       S&P RATING   MATURITY
(IN THOUSANDS)           SECURITY DESCRIPTION             (UNAUDITED)  (UNAUDITED)    DATE       RATE      VALUE
--------------  ----------------------------------------  -----------  -----------  -----------  ------  ------------
ILLINOIS (CONTINUED)
 $     1,380    Metropolitan Pier & Exposition
                  Authority, (Dedicated State Tax
                  Revenue, Unrefunded Balance,
                  Series A).............................       RB       Aa3/AA-     06/15/06      8.500% $  1,636,542
       2,810    Regional Transportation Authority,
                  (Series D), FGIC Insured..............       RB       Aaa/AAA     06/01/07      7.750     3,264,433
                                                                                                         ------------
                    TOTAL ILLINIOS......................                                                   32,216,067
                                                                                                         ------------

INDIANA (1.0%)
       5,400    Indiana Bond Bank, (State Revolving Fund
                  Program, Series A, due 08/01/13)......       RB       NR/AAA      08/01/10(a)   5.875     5,672,430
       2,000    Indiana Municipal Power Agency, (Power
                  Supply System Revenue, Refunding,
                  Series B), MBIA Insured...............       RB       Aaa/AAA     01/01/13      6.000     2,157,600
                                                                                                         ------------
                    TOTAL INDIANA.......................                                                    7,830,030
                                                                                                         ------------

IOWA (0.9%)
       2,095    Iowa Finance Authority, (Hospital
                  Facilities Revenue, due 02/15/15).....       RB        A1/NR      02/15/10(a)   6.750     2,192,732
       2,385    Iowa Finance Authority, (Hospital
                  Facilities Revenue, due 02/15/16).....       RB        A1/NR      02/15/10(a)   6.750     2,483,071
       2,440    Iowa Finance Authority, (Hospital
                  Facilities Revenue, due 02/15/17).....       RB        A1/NR      02/15/10(a)   6.750     2,530,768
                                                                                                         ------------
                    TOTAL IOWA..........................                                                    7,206,571
                                                                                                         ------------

KENTUCKY (0.7%)
       3,905    Kentucky Property & Buildings Commission
                  (Refunding, Project #64, due
                  05/01/10), MBIA Insured...............       RB       Aaa/AAA     11/01/09(a)   5.750     4,123,368
       1,470    Kentucky Turnpike Authority, (Road
                  Recovery Revenue, Escrowed to
                  Maturity, due 07/01/02)...............       RB       Aaa/AAA     08/24/00(a)   7.100     1,496,475
                                                                                                         ------------
                    TOTAL KENTUCKY......................                                                    5,619,843
                                                                                                         ------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE TAX EXEMPT BOND PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
JULY 31, 2000
--------------------------------------------------------------------------------

 PRINCIPAL                                                SECURITY     MOODY'S/
   AMOUNT                                                   TYPE       S&P RATING   MATURITY
(IN THOUSANDS)           SECURITY DESCRIPTION             (UNAUDITED)  (UNAUDITED)    DATE       RATE      VALUE
--------------  ----------------------------------------  -----------  -----------  -----------  ------  ------------
MAINE (0.6%)
 $     4,050    Maine Municipal Bond Bank, (Prerefunded,
                  Series E due 11/01/12)................       RB       Aa2/NR      11/01/02(a)   6.250% $  4,277,124
                                                                                                         ------------

MARYLAND (2.4%)
       1,000    Maryland Community Development
                  Administration, (Department of Housing
                  & Community Development, First Series,
                  due 04/01/12).........................       RB       Aa2/NR      10/01/09(a)   5.500     1,003,850
       1,250    Maryland Community Development
                  Administration, (Department of Housing
                  & Community Development, Refunding,
                  Series A, due 09/01/10)...............       RB       Aa2/NR      09/01/09(a)   5.300     1,253,075
       1,425    Maryland Community Development
                  Administration, (Department of Housing
                  & Community Development, Refunding,
                  Series A, due 09/01/11)...............       RB       Aa2/NR      09/01/09(a)   5.400     1,431,541
       1,105    Maryland Community Development
                  Administration, (Department of Housing
                  & Communty Development, First Series,
                  due 04/01/10).........................       RB       Aa2/NR      10/01/09(a)   5.300     1,107,729
       5,435    Maryland Health & Higher Educational
                  Facilities Authority, (John Hopkins
                  University, Refunding)................       RB       Aa2/AA      07/01/03      5.750     5,610,714
       5,000    Maryland State, (State & Local
                  Facilities Loan, First Series)........       GO       Aaa/AAA     08/01/05      5.125     5,116,400
       3,000    Maryland, (Third Series, due
                  07/15/03).............................       GO       Aaa/AAA     07/15/01(a)   6.400     3,066,720
                                                                                                         ------------
                    TOTAL MARYLAND......................                                                   18,590,029
                                                                                                         ------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE TAX EXEMPT BOND PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
JULY 31, 2000
--------------------------------------------------------------------------------

 PRINCIPAL                                                SECURITY     MOODY'S/
   AMOUNT                                                   TYPE       S&P RATING   MATURITY
(IN THOUSANDS)           SECURITY DESCRIPTION             (UNAUDITED)  (UNAUDITED)    DATE       RATE      VALUE
--------------  ----------------------------------------  -----------  -----------  -----------  ------  ------------
MASSACHUSETTS (5.9%)
 $     5,650    Massachusetts Bay Transportation
                  Authority, (General Transportation
                  System, Refunding, Series A)..........       RB       Aa2/AA-     03/01/08      7.000% $  6,409,134
       1,495    Massachusetts State College Building
                  Authority, (Refunding, Series A)......       RB       Aa2/AA-     05/01/11      7.500     1,799,367
       9,500    Massachusetts State Water Pollution
                  Abatement Trust, (Abatement MWRA
                  Program, Sub-Series A, due
                  08/01/15).............................       RB       Aa1/AA      08/01/09(a)   6.000     9,961,320
       5,000    Massachusetts State, (Consolidation
                  Loan, Series A, due 02/01/14).........       GO       Aa2/AA-     02/01/10(a)   6.000     5,301,650
      14,035    Massachusetts State, (Consolidation
                  Loan, Series B, due 06/01/12).........       GO       Aa2/AA-     06/01/10(a)   5.750    14,692,540
       8,000    Massachusetts State, (Prerefunded,
                  Series B) AMBAC Insured...............       GO       Aaa/AAA     07/01/11      5.500     8,373,360
                                                                                                         ------------
                    TOTAL MASSACHUSETTS.................                                                   46,537,371
                                                                                                         ------------

MICHIGAN (6.3%)
      10,000    Detroit Water Supply System,
                  (Prerefunded due 07/01/22), FGIC
                  Insured...............................       RB       Aaa/AAA     07/01/02(a)   6.375    10,538,000
      10,000    Michigan Hospital Finance Authority,
                  (Ascension Health Credit Corp.,
                  Refunding, Series B)..................       RB       Aa2/AA      11/15/33      5.300    10,032,500
      13,050    Michigan Hospital Finance Authority,
                  (Ascension Health Credit Corp.,
                  Series A, due 11/15/15), MBIA
                  Insured...............................       RB       Aaa/AAA     11/15/09(a)   6.250    13,636,728
      10,500    Michigan Hospital Finance Authority,
                  (Genesys Health System, Prerefunded,
                  Series A due 10/01/21)................       RB      Baa2/AAA     10/01/05(a)   8.125    12,263,685
       2,905    Michigan Hospital Finance Authority,
                  (Mercy Health Services, Refunding,
                  Series T).............................       RB       Aa3/AA-     08/15/04      5.750     2,961,473
                                                                                                         ------------
                    TOTAL MICHIGAN......................                                                   49,432,386
                                                                                                         ------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE TAX EXEMPT BOND PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
JULY 31, 2000
--------------------------------------------------------------------------------

 PRINCIPAL                                                SECURITY     MOODY'S/
   AMOUNT                                                   TYPE       S&P RATING   MATURITY
(IN THOUSANDS)           SECURITY DESCRIPTION             (UNAUDITED)  (UNAUDITED)    DATE       RATE      VALUE
--------------  ----------------------------------------  -----------  -----------  -----------  ------  ------------
MINNESOTA (2.6%)
 $     9,330    Minnesota...............................       GO       Aaa/AAA     06/01/10      5.500% $  9,794,727
       5,000    University of Minnesota, (Refunding,
                  Series A).............................       RB       Aa2/AA      07/01/10      5.750     5,332,150
       5,000    University of Minnesota, (Refunding,
                  Series A).............................       RB       Aa2/AA      07/01/15      5.750     5,260,400
                                                                                                         ------------
                    TOTAL MINNESOTA.....................                                                   20,387,277
                                                                                                         ------------

MISSISSIPPI (2.4%)
       4,080    Jackson Redevelopment Authority, (Urban
                  Renewal Revenue, Jackson Medical Mall
                  Foundation Project, Series A), LOC
                  Bank One Louisiana....................       RB        NR/A+      11/01/12      4.600     4,057,438
       2,505    Mississippi Higher Education,
                  (Refunding, Series B, due 09/01/04)...       RB       Aaa/NR      09/01/02(a)   5.600     2,537,765
      10,875    Mississippi, (Escrowed to Maturity,
                  Refunding)............................       GO       Aaa/AAA     02/01/08      6.200    11,788,935
                                                                                                         ------------
                    TOTAL MISSISSIPPI...................                                                   18,384,138
                                                                                                         ------------

MISSOURI (1.2%)
       5,000    Missouri Regional Convention & Sports
                  Complex Authority, (Prerefunded,
                  Series A, due 08/15/21)...............       RB       Aaa/AAA     08/15/03(a)   6.900     5,329,300
       4,000    St. Louis County Regional Convention &
                  Sports Complex Authority,
                  (Prerefunded, Series B, due
                  08/15/21).............................       RB       Aaa/AAA     08/15/03(a)   7.000     4,274,680
                                                                                                         ------------
                    TOTAL MISSOURI......................                                                    9,603,980
                                                                                                         ------------

NEBRASKA (0.7%)
       5,245    Nebhelp Inc. (Sub-Series A-5B), MBIA
                  Insured...............................       RB       Aaa/NR      06/01/13      6.200     5,497,022
                                                                                                         ------------

NEVADA (3.7%)
       8,200    Clark County School District,
                  (Series A), MBIA Insured..............       GO       Aaa/AAA     06/01/11      7.000     9,487,810
       1,200    Las Vegas, (Clark County Library
                  District, Prerefunded, Series A
                  due 06/01/04), FGIC Insured...........       GO       Aaa/AAA     06/01/01(a)   6.700     1,234,368

The Accompanying Notes are an Integral Part of the Financial Statements.

THE TAX EXEMPT BOND PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
JULY 31, 2000
--------------------------------------------------------------------------------

 PRINCIPAL                                                SECURITY     MOODY'S/
   AMOUNT                                                   TYPE       S&P RATING   MATURITY
(IN THOUSANDS)           SECURITY DESCRIPTION             (UNAUDITED)  (UNAUDITED)    DATE       RATE      VALUE
--------------  ----------------------------------------  -----------  -----------  -----------  ------  ------------
NEVADA (CONTINUED)
 $       280    Las Vegas, (Clark County Library
                  District, Refunding, Series B, due
                  08/01/04), FGIC Insured...............       GO       Aaa/AAA     08/01/01(a)   6.700% $    288,053
      15,500    Nevada, (Colorado River Commission,
                  Prerefunded due 07/01/24).............       GO       Aaa/AA      07/01/04(a)   6.500    16,677,845
       1,330    Nevada, (Prison Facilities, Prerefunded,
                  due 08/01/04).........................       GO       Aa2/AAA     08/01/00(a)   7.000     1,356,600
                                                                                                         ------------
                    TOTAL NEVADA........................                                                   29,044,676
                                                                                                         ------------

NEW HAMPSHIRE (0.9%)
       4,900    New Hampshire Higher Educational &
                  Health Facilities Authority,
                  (Dartmouth College, Refunding)........       RB       Aaa/NR      06/01/07      6.750     5,450,172
       1,720    New Hampshire, (Prerefunded,
                  Series A).............................       GO       Aa2/AA+     06/15/03      6.600     1,785,136
                                                                                                         ------------
                    TOTAL NEW HAMPSHIRE.................                                                    7,235,308
                                                                                                         ------------

NEW JERSEY (5.3%)
       4,180    Jersey City, (School Board Reserve Fund,
                  Refunding, Series A)..................       GO       Aa2/AA      10/01/11      6.250     4,590,894
      10,000    New Jersey..............................       GO       Aa1/AA+     05/01/07      5.500    10,450,400
       7,000    New Jersey Economic Development
                  Authority, (Market Transition
                  Facilities Revenue, Sr. Lien,
                  Series A), MBIA Insured...............       RB       Aaa/AAA     07/01/02      5.400     7,120,260
       4,100    New Jersey Economic Development
                  Authority, (Transition Project
                  Sublease, Series A), FSA Insured......       RB       Aaa/AAA     05/01/11      5.750     4,351,248
       6,000    New Jersey Transportation Trust Fund
                  Authority, (Transportation System,
                  Series B), MBIA Insured...............       RB       Aaa/AAA     06/15/05      6.000     6,349,320
       8,000    New Jersey Turnpike Authority,
                  (Series A), MBIA Insured..............       RB       Aaa/AAA     01/01/11      6.000     8,666,560
                                                                                                         ------------
                    TOTAL NEW JERSEY....................                                                   41,528,682
                                                                                                         ------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE TAX EXEMPT BOND PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
JULY 31, 2000
--------------------------------------------------------------------------------

 PRINCIPAL                                                SECURITY     MOODY'S/
   AMOUNT                                                   TYPE       S&P RATING   MATURITY
(IN THOUSANDS)           SECURITY DESCRIPTION             (UNAUDITED)  (UNAUDITED)    DATE       RATE      VALUE
--------------  ----------------------------------------  -----------  -----------  -----------  ------  ------------
NEW YORK (5.2%)
 $        75    Monroe County, (Public Improvement,
                  Unrefunded Balance, Series 1995, due
                  06/01/10), AMBAC Insured..............       GO       Aaa/AAA     06/01/08(a)   6.000% $     81,788
          50    New York City, (Escrowed to Maturity,
                  Prerefunded, Series A)................       GO        A3/A-      08/01/02      5.750        51,256
       1,465    New York City, (Escrowed to Maturity,
                  Series B).............................       GO       Aaa/AAA     06/01/01      8.000     1,508,481
       2,595    New York City, (Unrefunded Balance,
                  Series A).............................       GO        A3/A-      08/01/02      5.750     2,653,725
      10,000    New York Convention Center Operating
                  Corp., (Yale Building Acquisition
                  Project)..............................       PP        NR/NR      12/01/04      6.500    10,147,700
       2,850    New York State Dormitory Authority,
                  (Secured Hospital, Interfaith Medical
                  Center, Series D).....................       RB       Baa1/A      02/15/04      5.500     2,901,100
      13,010    New York State Thruway Authority,
                  (Highway & Bridge Trust Fund,
                  Series B-1), FGIC Insured.............       RB       NR/AAA      04/01/09      5.500    13,575,675
       8,700    Triborough Bridge & Tunnel Authority,
                  (General Purpose, Refunding,
                  Series X).............................       RB       Aa3/A+      01/01/12      6.625     9,874,239
                                                                                                         ------------
                    TOTAL NEW YORK......................                                                   40,793,964
                                                                                                         ------------

NORTH CAROLINA (2.0%)
       8,900    North Carolina Municipal Power Agency,
                  (No. 1 Catawba Electric Revenue,
                  Refunding, Series B)..................       RB      Baa1/BBB+    01/01/06      6.125     9,179,193
       6,275    North Carolina Municipal Power Agency,
                  (No. 1 Catawba Electric Revenue,
                  Refunding, Series B)..................       RB      Baa1/BBB+    01/01/07      6.250     6,531,898
                                                                                                         ------------
                    TOTAL NORTH CAROLINA................                                                   15,711,091
                                                                                                         ------------

NORTH DAKOTA (1.4%)
      11,280    North Dakota Housing Finance Agency,
                  (Mortgage Revenue, Refunding,
                  Series C, due 01/01/31)...............       RB       Aa3/NR      07/01/10(a)   5.550    11,280,113
                                                                                                         ------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE TAX EXEMPT BOND PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
JULY 31, 2000
--------------------------------------------------------------------------------

 PRINCIPAL                                                SECURITY     MOODY'S/
   AMOUNT                                                   TYPE       S&P RATING   MATURITY
(IN THOUSANDS)           SECURITY DESCRIPTION             (UNAUDITED)  (UNAUDITED)    DATE       RATE      VALUE
--------------  ----------------------------------------  -----------  -----------  -----------  ------  ------------
OHIO (2.8%)
 $    10,000    Ohio State, (Highway Capital
                  Improvements, Series E)...............       GO       Aa1/AAA     05/01/04      5.250% $ 10,234,300
       8,000    Ohio Turnpike Commission, (Prerefunded,
                  Series A), MBIA Insured...............       RB       Aaa/AAA     02/15/26      5.500     8,436,240
       2,795    Ohio Water Development Authority,
                  (Escrowed to Maturity, Refunding, due
                  12/01/10).............................       RB       Aaa/AAA     12/01/00(a)   9.375     3,347,012
                                                                                                         ------------
                    TOTAL OHIO..........................                                                   22,017,552
                                                                                                         ------------

PENNSYLVANIA (1.4%)
         970    Pennsylvania Higher Education Assistance
                  Agency, (Student Loan Revenue,
                  Refunding, Series A), FGIC Insured....       RB       Aaa/AAA     12/01/00      6.800       977,517
       1,310    Pennsylvania Higher Education Facilities
                  Authority, (College & University
                  Revenue, University of Pennsylvania,
                  Refunding, Series A)..................       RB        A1/AA      09/01/02      6.500     1,362,151
       2,800    Pennsylvania Higher Education Facilities
                  Authority, (Health Services Revenue,
                  University of Pennsylvania Health
                  Services, Refunding, Series A)........       RB        A3/A       01/01/06      6.000     2,763,600
       1,500    Pennsylvania, (2nd Series A,
                  Prerefunded), MBIA Insured............       GO       Aaa/AAA     11/01/04      6.500     1,558,365
       4,250    Philadelphia Authority for Industrial
                  Development, (Academy of Natural
                  Sciences).............................       PP        NR/NR      01/01/18      4.750     4,246,047
                                                                                                         ------------
                    TOTAL PENNSYLVANIA..................                                                   10,907,680
                                                                                                         ------------

PUERTO RICO (0.7%)
       5,000    Puerto Rico Municipal Finance Agency,
                  (Refunding, Series B).................       GO       Baa1/A-     08/01/02      5.500     5,097,200
                                                                                                         ------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE TAX EXEMPT BOND PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
JULY 31, 2000
--------------------------------------------------------------------------------

 PRINCIPAL                                                SECURITY     MOODY'S/
   AMOUNT                                                   TYPE       S&P RATING   MATURITY
(IN THOUSANDS)           SECURITY DESCRIPTION             (UNAUDITED)  (UNAUDITED)    DATE       RATE      VALUE
--------------  ----------------------------------------  -----------  -----------  -----------  ------  ------------
SOUTH CAROLINA (5.9%)
 $     1,000    Piedmont Municipal Power Agency,
                  (Electric Revenue, Escrowed to
                  Maturity, Refunding), MBIA Insured....       RB       Aaa/AAA     01/01/08      6.200% $  1,088,990
      15,000    Piedmont Municipal Power Agency,
                  (Electric Revenue, Refunding), FGIC
                  Insured...............................       RB       Aaa/AAA     01/01/20      6.750    17,141,700
       5,500    South Carolina Economic Development
                  Authority, (Hospital Facilities
                  Revenue, Palmetto Health Alliance,
                  Series A).............................       RB      Baa1/BBB     12/15/10      7.000     5,628,205
       3,000    South Carolina Economic Development
                  Authority, (Hospital Facilities
                  Revenue, Palmetto Health Alliance,
                  Series A, due 12/15/15)...............       RB      Baa1/BBB     12/15/10(a)   7.125     3,057,720
       7,000    South Carolina Public Service Authority,
                  (Santee Cooper, Prerefunded Series D
                  due 07/01/31).........................       RB       Aaa/AAA     07/01/02(a)   6.625     7,408,310
       5,385    South Carolina, (Capital Improvement,
                  Series A).............................       GO       Aaa/AAA     10/01/09      5.500     5,654,681
       5,655    South Carolina, (Capital Improvement,
                  Series A, due 10/01/10)...............       GO       Aaa/AAA     10/01/09(a)   5.500     5,944,310
                                                                                                         ------------
                    TOTAL SOUTH CAROLINA................                                                   45,923,916
                                                                                                         ------------

TENNESSEE (1.2%)
       3,320    Knox County, (Public Improvement, due
                  05/01/12).............................       GO       Aa2/AA      05/01/08(a)   6.000     3,520,661
       3,500    Knox County, (Public Improvement, due
                  05/01/13).............................       GO       Aa2/AA      05/01/08(a)   6.000     3,695,440
       2,310    Shelby County, (School Board,
                  Prerefunded)..........................       GO       Aa3/AA+     03/01/14      5.900     2,381,956
                                                                                                         ------------
                    TOTAL TENNESSEE.....................                                                    9,598,057
                                                                                                         ------------

TEXAS (9.8%)
       1,500    Austin Utilities System, (Escrowed to
                  Maturity, due 10/01/01)...............       RB       Aaa/AAA     10/01/00(a)   6.500     1,534,650
       6,920    Austin Utilities System, (Refunding,
                  Series A), FSA Insured................       RB       Aaa/AAA     11/15/03      5.750     7,152,996

The Accompanying Notes are an Integral Part of the Financial Statements.

THE TAX EXEMPT BOND PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
JULY 31, 2000
--------------------------------------------------------------------------------

 PRINCIPAL                                                SECURITY     MOODY'S/
   AMOUNT                                                   TYPE       S&P RATING   MATURITY
(IN THOUSANDS)           SECURITY DESCRIPTION             (UNAUDITED)  (UNAUDITED)    DATE       RATE      VALUE
--------------  ----------------------------------------  -----------  -----------  -----------  ------  ------------
TEXAS (CONTINUED)
 $     4,040    Austin, (Public Improvement, due
                  09/01/12).............................       GO       Aa2/AA      09/01/09(a)   5.750% $  4,205,802
       4,500    Austin, (Public Improvement, due
                  09/01/14).............................       GO       Aa2/AA      09/01/09(a)   5.750     4,625,505
      10,000    Brazos River Authority, (Pollution
                  Control Revenue, Refunding, Texas
                  Utilities Electric Co., Series A, due
                  04/01/33).............................       RB       A3/BBB+     04/01/01(a)   5.000    10,028,700
       2,260    Corpus Christi Independent School
                  District, (Refunding), PSFG Insured...       GO       Aaa/AAA     08/15/05      6.000     2,388,504
       1,305    Dallas County Flood Control District #1,
                  (Prerefunded).........................       GO       Aaa/NR      04/01/10      9.250     1,562,085
       1,650    El Paso Independent School District,
                  (Prerefunded), PSFG Insured...........       GO       Aaa/AAA     07/01/03      6.550     1,682,290
       5,000    Humble Independent School District, Zero
                  Coupon, (Compensation Interest,
                  Refunding), PSFG Insured..............       GO       Aaa/AAA     02/15/16      0.000     2,082,200
       5,880    Humble Independent School District, Zero
                  Coupon, (Compensation Interest,
                  Refunding), PSFG Insured..............       GO       Aaa/AAA     02/15/17      0.000     2,292,142
       3,805    Lewisville Independent School District,
                  (Refunding), PSFG Insured.............       GO       Aaa/NR      08/15/03      6.000     3,949,780
      10,000    Lower Colorado River Authority,
                  (Refunding, Series B, due 05/15/10),
                  FSA Insured...........................       RB       Aaa/AAA     05/15/09(a)   6.000    10,784,900
       7,000    Texas Water Development Board,
                  (Revolving Fund, Sr. Lien, Series B,
                  due 07/15/12).........................       RB       Aa1/AAA     01/15/10(a)   5.750     7,312,830
      10,000    Texas, (Prerefunded, Series C)..........       GO        NR/AA      04/01/20      5.500    10,351,600
       4,000    Texas, (Public Finance Authority,
                  Refunding, Series B)..................       GO       Aa1/AA      10/01/03      6.000     4,168,680
       2,500    University of Texas, (Permanent
                  University Fund, Refunding)...........       RB       Aaa/AAA     07/01/01      6.300     2,544,100
                                                                                                         ------------
                    TOTAL TEXAS.........................                                                   76,666,764
                                                                                                         ------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE TAX EXEMPT BOND PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
JULY 31, 2000
--------------------------------------------------------------------------------

 PRINCIPAL                                                SECURITY     MOODY'S/
   AMOUNT                                                   TYPE       S&P RATING   MATURITY
(IN THOUSANDS)           SECURITY DESCRIPTION             (UNAUDITED)  (UNAUDITED)    DATE       RATE      VALUE
--------------  ----------------------------------------  -----------  -----------  -----------  ------  ------------
UTAH (2.0%)
 $     4,155    Intermountain Power Agency, (Power
                  Supply Revenue, Refunding, Series C),
                  MBIA Insured..........................       RB       Aaa/AAA     07/01/01      6.000% $  4,213,544
       6,645    Intermountain Power Agency, (Power
                  Supply Revenue, Refunding, Series C),
                  MBIA Insured..........................       RB       Aaa/AAA     07/01/02      6.000     6,816,707
       4,180    Jordan School District, (Refunding, due
                  06/15/06).............................       GO       Aa3/NR      06/15/03(a)   6.050     4,336,207
                                                                                                         ------------
                    TOTAL UTAH..........................                                                   15,366,458
                                                                                                         ------------

VIRGINIA (5.6%)
      13,390    Fairfax County, (Economic Development
                  Authority Resource Recovery Revenue,
                  Refunding, Series A), AMBAC Insured...       RB       NR/AAA      02/01/04      5.700    13,816,873
       2,730    Fairfax County, (Water Authority
                  Revenue, Prerefunded due 04/01/22)....       RB       Aaa/AAA     04/01/07(a)   6.000     2,972,479
       3,650    Loudoun County, (Public Improvement,
                  Series B).............................       GO       Aa1/AA      01/01/04      5.125     3,712,013
       3,650    Loudoun County, (Public Improvement,
                  Series B).............................       GO       Aa1/AA      01/01/05      5.125     3,719,533
       3,650    Loudoun County, (Public Improvement,
                  Series B).............................       GO       Aa1/AA      01/01/06      5.250     3,747,236
       3,665    Metropolitan Airport Washington D.C.
                  Authority, (General Airport Revenue,
                  Series A, due 10/01/10), FGIC
                  Insured...............................       RB       Aaa/AAA     10/01/00(a)   7.250     3,751,347
       5,000    Virginia College Building Authority,
                  (Educational Facilities Revenue, 21st
                  Century College Program)..............       RB       Aa1/AA+     02/01/03      5.750     5,138,800
       2,000    Virginia Public School Authority,
                  (Prerefunded, Series A)...............       RB       Aa1/AA      08/01/04      6.500     2,081,120
       5,000    Virginia Public School Authority,
                  (Refunding)...........................       RB       Aa1/AA      01/01/02      6.000     5,106,000
                                                                                                         ------------
                    TOTAL VIRGINIA......................                                                   44,045,401
                                                                                                         ------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE TAX EXEMPT BOND PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
JULY 31, 2000
--------------------------------------------------------------------------------

 PRINCIPAL                                                SECURITY     MOODY'S/
   AMOUNT                                                   TYPE       S&P RATING   MATURITY
(IN THOUSANDS)           SECURITY DESCRIPTION             (UNAUDITED)  (UNAUDITED)    DATE       RATE      VALUE
--------------  ----------------------------------------  -----------  -----------  -----------  ------  ------------
WASHINGTON (5.0%)
 $     7,215    Clark County, (Industrial Revenue Bond,
                  Camas Power Boiler Ltd. Solid Waste
                  Disposal Project, Series A, due
                  08/01/07), LOC Landesbank Hessen......       RB       Aaa/NR      08/01/02(a)   4.650% $  7,159,661
       2,995    Grant County Public Utility
                  District #2, (Priest Rapids
                  Hydroelectric Revenue, Refunding, 2nd
                  Series C, due 01/01/13), AMBAC
                  Insured...............................       RB       Aaa/AAA     01/01/07(a)   6.000     3,136,843
       1,315    Grant County Public Utility
                  District #2, (Wanapum Hydroelectric
                  Revenue, Refunding, 2nd Series C, due
                  01/01/13), AMBAC Insured..............       RB       Aaa/AAA     01/01/07(a)   6.000     1,373,623
       1,555    King & Snohomish Counties School
                  District # 417, (due 12/01/02), FGIC
                  Insured...............................       GO       Aaa/AAA     12/01/00      6.600     1,564,890
         605    King County, (Escrowed to Maturity,
                  Prerefunded, Series B)................       GO       Aa1/AA+     01/01/01      6.700       610,602
       5,750    King County, (Unrefunded Balance,
                  Series B).............................       GO       Aa1/AA+     01/01/01      6.700     5,805,143
       1,000    Pierce County School District #320,
                  (Prerefunded due 12/01/02), MBIA-IBC
                  Insured...............................       GO       Aaa/AAA     12/01/01(a)   6.600     1,027,600
       1,250    Snohomish County School District #2,
                  (Refunding, Series A, due 12/01/02),
                  MBIA-IBC Insured......................       GO       Aaa/AAA     06/01/01(a)   6.700     1,271,175
       2,000    Washington Public Power Supply System,
                  (Nuclear Project #2, Refunding,
                  Series A).............................       RB       Aa1/AA-     07/01/06      7.250     2,227,380
       5,265    Washington Public Power Supply System,
                  (Nuclear Project #2, Refunding,
                  Series A).............................       RB       Aa1/AA-     07/01/01      6.300     5,348,398
       2,000    Washington Public Power Supply System,
                  (Nuclear Project #2, Refunding,
                  Series C, due 07/01/01), FGIC
                  Insured...............................       RB       Aaa/AAA     01/01/01(a)   7.000     2,043,140
       1,500    Washington Public Power Supply System,
                  (Nuclear Project #2, Refunding,
                  Series C, due 07/01/02)...............       RB       Aa1/AA-     01/01/01(a)   7.500     1,546,500

The Accompanying Notes are an Integral Part of the Financial Statements.

THE TAX EXEMPT BOND PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
JULY 31, 2000
--------------------------------------------------------------------------------

 PRINCIPAL                                                SECURITY     MOODY'S/
   AMOUNT                                                   TYPE       S&P RATING   MATURITY
(IN THOUSANDS)           SECURITY DESCRIPTION             (UNAUDITED)  (UNAUDITED)    DATE       RATE      VALUE
--------------  ----------------------------------------  -----------  -----------  -----------  ------  ------------
WASHINGTON (CONTINUED)
 $     1,750    Washington, (Refunding, Series R-92-A,
                  due 09/01/02).........................       GO       Aa1/AA+     09/01/01(a)   6.300% $  1,799,193
       4,000    Washington, (Series B & AT-7)...........       GO       Aa1/AA+     06/01/17      6.400     4,413,960
                                                                                                         ------------
                    TOTAL WASHINGTON....................                                                   39,328,108
                                                                                                         ------------

WISCONSIN (1.5%)
       6,250    Wisconsin Health & Educational
                  Facilities............................       PP        NR/NR      05/01/19      5.950     5,889,063
       6,250    Wisconsin Health & Educational
                  Facilities............................       PP        NR/NR      05/01/14      5.700     6,006,125
                                                                                                         ------------
                    TOTAL WISCONSIN.....................                                                   11,895,188
                                                                                                         ------------
                    TOTAL LONG TERM INVESTMENTS (COST $754,481,750)....................................   769,317,980
                                                                                                         ------------
SHORT-TERM INVESTMENTS (3.2%)
OTHER INVESTMENT COMPANIES (3.2%)
   SHARES
--------------
  25,177,479    J.P. Morgan Institutional Tax Exempt Money Market Fund* (cost $25,177,479).............    25,177,479
                                                                                                         ------------
                TOTAL INVESTMENTS (COST $779,659,229) (101.3%).........................................   794,495,459
                LIABILITIES IN EXCESS OF OTHER ASSETS (-1.3%)..........................................   (10,572,277)
                                                                                                         ------------
                NET ASSETS (100.0%)....................................................................  $783,923,182
                                                                                                         ============

------------------------------
Note: Based on the cost of investments of $779,659,229 for federal income tax purposes at July 31, 2000 the aggregate gross unrealized appreciation and depreciation was $15,705,322 and $869,092 respectively, resulting in net unrealized appreciation of investments of $14,836,230.

(a) The date under the heading maturity date represents an optional tender date. The actual maturity date is indicated in the security description.

AMBAC - Ambac Indemnity Corp., FGIC - Financial Guaranty Insurance Co., FSA - Financial Securities Assurance, GO - General Obligation, IBC - IBC Financial Data, Inc., LOC - Letter of Credit, MBIA - Municipal Bond Assurance Corp., NR - Not Rated, PP - Private Placement, PSFG - Permanent School Fund Guarantee, RB - Revenue Bond

Escrowed to Maturity: Bonds for which cash and/or securities have been deposited with a third party to cover the payments of principal and interest at the maturity which coincides with the first call date of the first bond.

* Money market mutual fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management, Inc.

The Accompanying Notes are an Integral Part of the Financial Statements.

THE TAX EXEMPT BOND PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
JULY 31, 2000
--------------------------------------------------------------------------------

ASSETS
Investments at Value (Cost $779,659,229 )          $794,495,459
Interest Receivable                                   9,548,091
Prepaid Trustees' Fees                                    3,273
Prepaid Expenses and Other Assets                        93,876
                                                   ------------
    Total Assets                                    804,140,699
                                                   ------------
LIABILITIES
Payable to Custodian                                     10,726
Payable for Investments Purchased                    19,883,269
Advisory Fee Payable                                    196,848
Administrative Services Fee Payable                      15,888
Administration Fee Payable                                  343
Fund Services Fee Payable                                   676
Accrued Expenses                                        109,767
                                                   ------------
    Total Liabilities                                20,217,517
                                                   ------------
NET ASSETS
Applicable to Investors' Beneficial Interests      $783,923,182
                                                   ============

The Accompanying Notes are an Integral Part of the Financial Statements.

THE TAX EXEMPT BOND PORTFOLIO
STATEMENT OF OPERATIONS
FOR THE FISCAL YEAR ENDED JULY 31, 2000
--------------------------------------------------------------------------------

INVESTMENT INCOME
Interest Income                                                $ 40,506,238
EXPENSES
Advisory Fee                                       $2,344,217
Custodian Fees and Expenses                           195,879
Administrative Services Fee                           194,913
Professional Fees and Expenses                         47,183
Fund Services Fee                                      12,760
Trustees' Fees and Expenses                             9,104
Administration Fee                                      5,677
Miscellaneous                                          11,522
                                                   ----------
    Total Expenses                                                2,821,255
                                                               ------------
NET INVESTMENT INCOME                                            37,684,983
NET REALIZED LOSS ON INVESTMENTS                                (13,494,852)
NET CHANGE IN UNREALIZED APPRECIATION OF
  INVESTMENTS                                                     6,100,102
                                                               ------------
NET INCREASE IN NET ASSETS RESULTING FROM
  OPERATIONS                                                   $ 30,290,233
                                                               ============

The Accompanying Notes are an Integral Part of the Financial Statements.

THE TAX EXEMPT BOND PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                   FOR THE FISCAL  FOR THE ELEVEN  FOR THE FISCAL
                                                     YEAR ENDED     MONTHS ENDED     YEAR ENDED
                                                   JULY 31, 2000   JULY 31, 1999   AUGUST 31, 1998
                                                   --------------  --------------  ---------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net Investment Income                              $  37,684,983   $  34,387,277   $   31,583,373
Net Realized (Loss) Gain on Investments              (13,494,852)      4,500,130          680,094
Net Change in Unrealized Appreciation
  (Depreciation) of Investments                        6,100,102     (30,158,895)      15,917,500
                                                   -------------   -------------   --------------
    Net Increase in Net Assets Resulting from
      Operations                                      30,290,233       8,728,512       48,180,967
                                                   -------------   -------------   --------------
TRANSACTIONS IN INVESTORS' BENEFICIAL INTERESTS
Contributions                                        318,241,114     417,545,311      337,310,680
Withdrawals                                         (386,477,921)   (361,383,038)    (232,110,590)
                                                   -------------   -------------   --------------
    Net (Decrease) Increase from Investors'
      Transactions                                   (68,236,807)     56,162,273      105,200,090
                                                   -------------   -------------   --------------
    Total (Decrease) Increase in Net Assets          (37,946,574)     64,890,785      153,381,057
NET ASSETS
Beginning of Period                                  821,869,756     756,978,971      603,597,914
                                                   -------------   -------------   --------------
End of Period                                      $ 783,923,182   $ 821,869,756   $  756,978,971
                                                   =============   =============   ==============

--------------------------------------------------------------------------------
SUPPLEMENTARY DATA
--------------------------------------------------------------------------------

                                                                     FOR THE FISCAL YEAR ENDED
                                FOR THE FISCAL    FOR THE ELEVEN             AUGUST 31,
                                  YEAR ENDED       MONTHS ENDED     ----------------------------
                                JULY 31, 2000     JULY 31, 1999     1998    1997    1996    1995
                                --------------    --------------    ----    ----    ----    ----
RATIOS TO AVERAGE NET ASSETS
  Net Expenses                           0.36%            0.37%(a)  0.37%   0.38%   0.38%   0.42%
  Net Investment Income                  4.78%            4.49%(a)  4.70%   4.93%   4.92%   5.15%
Portfolio Turnover                         84%              29%(b)    16%     25%     25%     47%

------------------------
(a) Annualized.

(b) Not Annualized.

The Accompanying Notes are an Integral Part of the Financial Statements.

THE TAX EXEMPT BOND PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
JULY 31, 2000
--------------------------------------------------------------------------------

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The Tax Exempt Bond Portfolio (the "portfolio") is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company which was organized as a trust under the laws of the State of New York on January 29, 1993. The portfolio commenced operations on July 12, 1993. The portfolio's investment objective is to provide a high level of current income that is exempt from federal income tax consistent with moderate risk of capital. The Declaration of Trust permits the trustees to issue an unlimited number of beneficial interests in the portfolio. At a meeting on November 12, 1998, the trustees elected to change the portfolio's fiscal year from August 31 to July 31.

The preparation of financial statements in accordance with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual amounts could differ from those estimates. The following is a summary of the significant accounting policies of the portfolio:

   a) The portfolio values securities that are listed on an exchange using prices supplied daily by an independent pricing service that are based on the last traded price on a national securities exchange or in the absence of recorded trades, at the readily available bid price on such exchange, if such exchange or market constitutes the broadest and most representative market for the security. Independent pricing service procedures may also include the use of prices based on yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, operating data, and general market conditions. Unlisted securities are valued at the quoted bid price in the over-the-counter market provided by a principal market maker or dealer. If prices are not supplied by the portfolio's independent pricing service or principal market maker or dealer, such securities are priced using fair values in accordance with procedures adopted by the portfolio's trustees. All short-term securities with a remaining maturity of sixty days or less are valued using the amortized cost method.

   b) Securities transactions are recorded on a trade date basis. Interest income, which includes the amortization of premiums and discounts, if any, is recorded on an accrual basis. For financial and tax reporting purposes, realized gains and losses are determined on the basis of specific lot identification.

   c) The portfolio intends to be treated as a partnership for federal income tax purposes. As such, each investor in the portfolio will be taxed on its share of the portfolio's ordinary income and capital gains. It is intended that the portfolio's assets will be managed in such a way that an investor in the portfolio will be able to satisfy the requirements of Subchapter M of the Internal Revenue Code. The cost of securities is substantially the same for book and tax purposes.

2. TRANSACTIONS WITH AFFILIATES

   a) The portfolio has an Investment Advisory Agreement with J.P. Morgan Investment Management Inc. ("JPMIM"), an affiliate of Morgan Guaranty Trust Company of New York ("Morgan"), a wholly owned subsidiary of J.P. Morgan & Co. Incorporated ("J.P. Morgan"). Under the terms of the agreement, the portfolio paid JPMIM at an annual rate of 0.30% of the portfolio's average daily net assets. For the fiscal year ended July 31, 2000, such fees amounted to $2,365,565.

THE TAX EXEMPT BOND PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
JULY 31, 2000
--------------------------------------------------------------------------------

      The portfolio may invest in one or more affiliated money market funds:
      J.P. Morgan Institutional Prime Money Market Fund, J.P. Morgan Institutional Tax Exempt Money Market Fund, J.P. Morgan Institutional Federal Money Market Fund and J.P. Morgan Institutional Treasury Money Market Fund. The Advisor has agreed to reimburse its advisory fee from the portfolio in an amount to offset any doubling of investment advisory, shareholder servicing, and administrative services fees. For the fiscal year ended July 31 ,2000, J.P. Morgan has agreed to reimburse the portfolio $21,348 under this agreement. Interest income included in the Statement of Operations for the year ended July 31, 2000 includes $269,024 of interest income from investment in affiliated Money Market Funds.

   b) The trust on behalf of the portfolio has retained Funds Distributor, Inc. ("FDI"), a registered broker-dealer, to serve as the co-administrator and exclusive placement agent. Under a Co-Administration Agreement between FDI and the portfolio, FDI provides administrative services necessary for the operations of the portfolio, furnishes office space and facilities required for conducting the business of the portfolio and pays the compensation of the portfolio's officers affiliated with FDI. The portfolio has agreed to pay FDI fees equal to its allocable share of an annual complex-wide charge of $425,000 plus FDI's out-of-pocket expenses. The amount allocable to the portfolio is based on the ratio of the portfolio's net assets to the aggregate net assets of the portfolio and certain other investment companies subject to similar agreements with FDI. For the fiscal year ended July 31, 2000, the fee for these services amounted to $5,677.

   c) The trust on behalf of the portfolio has an Administrative Services Agreement (the "Services Agreement") with Morgan under which Morgan is responsible for certain aspects of the administration and operation of the portfolio. Under the Services Agreement, the portfolio has agreed to pay Morgan a fee equal to its allocable share of an annual complex-wide charge. This charge is calculated based on the aggregate average daily net assets of the portfolio and certain other portfolios for which JPMIM acts as investment advisor (the "master portfolios") and J.P. Morgan Series Trust in accordance with the following annual schedule: 0.09% on the first $7 billion of their aggregate average daily net assets and 0.04% of their aggregate average daily net assets in excess of $7 billion less the complex-wide fees payable to FDI. The portion of this charge payable by the portfolio is determined by the proportionate share that its net assets bear to the net assets of the master portfolios, other investors in the master portfolios for which Morgan provides similar services, and J.P. Morgan Series Trust. For the fiscal year ended July 31, 2000, the fee for these services amounted to $194,913.

   d) The trust on behalf of the portfolio has a Fund Services Agreement with Pierpont Group, Inc. ("Group") to assist the trustees in exercising their overall supervisory responsibilities for the portfolio's affairs. The trustees of the portfolio represent all the existing shareholders of Group. For the fiscal year ended July 31, 2000, the portfolio's allocated portion of Group's costs in performing its services amounted to $12,760.

   e) An aggregate annual fee of $75,000 is paid to each trustee for serving as a trustee of the trust, the J.P. Morgan Funds, the J.P. Morgan Institutional Funds, the master portfolios and J.P. Morgan Series Trust. The Trustees' Fees and Expenses shown in the financial statements represents the portfolio's allocated portion of the total fees and expenses. The portfolio's Chairman and Chief Executive Officer

THE TAX EXEMPT BOND PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
JULY 31, 2000
--------------------------------------------------------------------------------
      also serves as Chairman of Group and receives compensation and employee benefits from Group in his role as Group's Chairman. The allocated portion of such compensation and benefits included in the Fund Services Fee shown in the financial statements was $2,400 for the fiscal year ended July 31, 2000.

3. INVESTMENT TRANSACTIONS

Investments transactions (excluding short-term investments) for the fiscal year ended July 31, 2000 were as follows:

COST OF              PROCEEDS
PURCHASES           FROM SALES
---------          ------------
    $644,817,931   $656,683,081

4. CREDIT AGREEMENT

The portfolio is party to a revolving line of credit agreement (the "Agreement") as discussed more fully in Note 4 of the fund's Notes to the Financial Statements which are included elsewhere in this report.

REPORT OF INDEPENDENT ACCOUNTANTS

To the Trustees and Investors of
The Tax Exempt Bond Portfolio

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the supplementary data present fairly, in all material respects, the financial position of The Tax Exempt Bond Portfolio (the "portfolio") at July 31, 2000, the results of its operations for the year then ended, and the changes in its net assets for the year then ended, for the eleven months ended July 31, 1999 and for the year ended August 31, 1998 and the supplementary data for the year then ended, for the eleven months ended July 31, 1999 and for the four years ended August 31, 1998, in conformity with accounting principles generally accepted in the United States. These financial statements and supplementary data (hereafter referred to as "financial statements") are the responsibility of the portfolio's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at July 31, 2000 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.

PricewaterhouseCoopers LLP
New York, New York
September 15, 2000

J.P. MORGAN INSTITUTIONAL FUNDS
   PRIME MONEY MARKET FUND
   TREASURY MONEY MARKET FUND
   FEDERAL MONEY MARKET FUND
   TAX EXEMPT MONEY MARKET FUND
   TAX AWARE ENHANCED INCOME FUND:
      INSTITUTIONAL SHARES
   SHORT TERM BOND FUND
   BOND FUND
   INTERNATIONAL BOND FUND
   GLOBAL STRATEGIC INCOME FUND
   TAX EXEMPT BOND FUND
   NEW YORK TAX EXEMPT BOND FUND
   CALIFORNIA BOND FUND: INSTITUTIONAL SHARES
   DIVERSIFIED FUND
   DISCIPLINED EQUITY FUND
   SMARTINDEX(TM) FUND: INSTITUTIONAL SHARES
   MARKET NEUTRAL FUND: INSTITUTIONAL SHARES
   LARGE CAP GROWTH FUND: INSTITUTIONAL SHARES
   U.S. EQUITY FUND
   U.S. SMALL COMPANY FUND
   TAX AWARE DISCIPLINED EQUITY FUND:
      INSTITUTIONAL SHARES
   INTERNATIONAL EQUITY FUND
   EUROPEAN EQUITY FUND
   INTERNATIONAL OPPORTUNITIES FUND
   EMERGING MARKETS EQUITY FUND

FOR MORE INFORMATION ON THE J.P. MORGAN INSTITUTIONAL FUNDS, CALL J.P. MORGAN FUNDS SERVICES AT (800)766-7722.

J.P. MORGAN
INSTITUTIONAL
TAX EXEMPT
BOND FUND

ANNUAL REPORT
JULY 31, 2000

IMAR374